UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA	02110

(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (415) 670-2000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	July 31, 2019

Item 1.      Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JULY 31, 2019

2019 ANNUAL REPORT

iShares U.S. ETF Trust

▶	iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX

▶	iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX

▶	iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX

▶	iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX

▶	iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX

▶	iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX

▶	iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares U.S. ETF Trust

Domestic Market Overview

The 12 months ended July 31, 2019 (“reporting period”) featured significant U.S. stock market volatility, as large-capitalization equities ended near record highs, while small-capitalization stocks declined. For the reporting period, the Russell 3000 Index, a broad measure of U.S. equity market performance, rose 7.05%, while the Russell 2000 Index of small-company stocks returned -4.42%. In addition, the S&P 500 declined the most in any December since the Great Depression, and calendar year 2018 was the worst full year since 2008. However, the subsequent recovery meant that the first six months of 2019 were the strongest start to a year since 1997.

The volatility was a function of changing economic growth, interest rates, corporate profits, and political conditions. In terms of the economy, the rate of growth slowed over the course of the reporting period to a 2.1% annualized rate during the second quarter of 2019. That was down from 3.5% the previous year. Industrial production declined from a 5.4% annual rate in September 2018 to 1.3% rate year-over-year through June 2019, and manufacturing growth in June 2019 was the slowest since late 2016. In the consumer segment of the economy, retail sales slowed from a 6.6% annual pace in July 2018 to 3.4% in June 2019 after reaching a low of 1.4% in December 2018.

Slowing economic growth caused a change in bond yields and the U.S. Federal Reserve Bank (“Fed”) interest rate policy. In early December 2018, a portion of the yield curve (a graphic representation of bond yields at different maturities) inverted for the first time since 2005. Investors took this as a sign that recession was imminent, exacerbating concerns about the economy and corporate profits. Similarly, concerns about the economy led to a change in the Fed’s interest rate policy. For example, the Fed increased rates four times in calendar year 2018, once each during September and December. The stock market was at a record high in early October 2018 when the Fed Chairman seemed to argue for more interest rate increases than expected, precipitating a sell-off. The final interest rate increase came amid the stock market decline, as the Fed cited strong growth in employment and economic activity. But by January 2019, the market decline and slowing growth caused the Fed’s view to change. Consequently, the Fed decreased rates in July 2019 for the first time since 2008.

Another significant contributor to market turmoil was uncertainty resulting from the ongoing trade conflict between the U.S. and China. The uncertainty caused by the government shutdown also weighed on market sentiment, as investors were concerned about the potential economic impacts of government policy mistakes.

The slowdown in economic growth also affected corporate profits. Corporate earnings growth turned negative in the first quarter of 2019 and again in the second quarter, for the companies in the S&P 500 that had reported earnings through July 2019. The last time the earnings growth for the Index was negative for two consecutive quarters was the first and second quarter of 2016.

Growth-oriented stocks outperformed value at all capitalization ranges. Stocks of large companies outperformed those of mid- and small-sized companies, which performed particularly poorly in the fourth quarter of 2018.

MARKET OVERVIEW	3

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.23%	12.13%	14.23%	16.91%
Fund Market	14.26	12.19	14.26	16.99
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,139.40	$0.95		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

4	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Consumer Staples ETF

Portfolio Management Commentary

Consumer staples stocks advanced for the reporting period, as the consumer segment of the economy remained strong despite a more general decrease in economic growth. Consumer spending held up reasonably well despite the broader economic slowdown, supported by solid income growth and strength in the job market. Concerns about the health of the economy also increased the appeal of the sector, whose earnings tend to be resilient during economic slowdowns.

Household products and beverages companies were among the largest contributors to the Fund’s performance. Procter & Gamble Co., a household products conglomerate, benefited from strong consumer demand and price increases for some of its leading brands. Business was buoyed by the effective use of technology to improve product innovation and distribution. Among beverage stocks, the Coca-Cola Company and PepsiCo, Inc. were significant contributors. Coca-Cola’s growth was driven by its sugar-free Coke Zero, water, enhanced water, and sports drinks product lines, as consumers moved away from high-sugar products. PepsiCo benefited from diversifying its business into snack foods, energy drinks, and sparkling water. Packaged foods and meats companies were another source of strength. Mondelez International, Inc. benefited from strong demand for its snack foods in emerging markets and succeeded in passing on higher input costs to consumers.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several consumer staples companies that traditionally have been categorized in sectors other than consumer staples. For example, the process classified restaurants Starbucks Corporation and McDonald’s Corporation, which are typically categorized in the consumer discretionary sector, as having significant exposure to both discretionary spending and recurring spending on consumer staples. As a result, the portion of the market capitalization that the process recognized as consumer staples was included in the Fund. These restaurants were strong contributors to the Fund’s return for the reporting period, as healthy consumer spending and innovations such as mobile payment, customer loyalty programs, and delivery services increased accessibility and drove transaction growth.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Beverages	26.6%
Food	25.5
Retail	15.4
Agriculture	10.9
Cosmetics & Personal Care	10.8
Household Products & Wares	2.6
Packaging & Containers	2.5
Pharmaceuticals	2.1
Chemicals	1.6
Other (each representing less than 1%)	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Coca-Cola Co. (The)	10.5%
PepsiCo Inc.	9.0
Procter & Gamble Co. (The)	7.7
Starbucks Corp.	5.0
Philip Morris International Inc.	4.9
McDonald’s Corp.	4.8
Mondelez International Inc., Class A	4.6
Altria Group Inc.	3.8
General Mills Inc.	3.1
Colgate-Palmolive Co.	2.7

FUND SUMMARY	5

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	11.73%	14.73%	11.73%	20.62%
Fund Market	11.81	14.76	11.81	20.66
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,122.40	$0.95		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Discretionary Spending ETF

Portfolio Management Commentary

Stocks tied to discretionary spending advanced for the reporting period, as the consumer segment of the economy held up well despite a broader slowdown in economic growth. Consumer spending remained relatively healthy, supported by solid income growth and strength in the job market. A key factor that was evident during the reporting period was the blending or breakdown of the distinction between brick-and-mortar and e-commerce retail, as retailers increasingly relied on multi-channel distribution to reach customers. This represents the latest step in the evolution of retail, as a number of less-competitive brands and retailers filed for bankruptcy or closed locations, while such technology-savvy companies as Apple Inc. and Amazon.com, Inc. invested heavily in retail outlets and strategy.

Restaurants were the largest contributor to the Fund’s return. Both Starbucks Corporation and McDonald’s Corporation advanced due to healthy consumer spending and innovations such as mobile payments, customer loyalty programs, and delivery services, which increased accessibility and drove transaction growth. As foot traffic decreased due to online shopping, these companies reaped the benefits of remaking their in-store experience and enhancing productivity with technology.

Specialty retailers were another source of strength, reflecting gains by The Home Depot, Inc. and AutoZone, Inc. Home Depot posted solid earnings growth amid strong demand from contractors and retail customers engaged in home-improvement projects. Automotive parts retailer AutoZone benefited from a slowdown in new car sales, which supported demand for auto parts as vehicles age.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several consumer discretionary companies that have traditionally been categorized in other sectors. For example, the process grouped a number of consumer staples companies in the consumer discretionary sector, including household products company The Procter & Gamble Company, and food and staples retailer Walmart Inc. Proctor & Gamble benefited from strong consumer demand and price increases for some of its leading brands. Business was buoyed by more effective use of technology to improve product innovation and distribution. Emblematic of the blending of e-commerce with traditional retail, Walmart’s ongoing investment in technology and its online presence led to sharp growth in its online business during the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retail	54.5%
Internet	16.1
Apparel	7.6
Cosmetics & Personal Care	6.0
Computers	4.2
Lodging	3.0
Commercial Services	1.4
Food	1.3
Leisure Time	1.2
Distribution & Wholesale	1.1
Other (each representing less than 1%)	3.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amazon. com Inc.	13.0%
Home Depot Inc. (The)	8.4
Walmart Inc.	6.2
Procter & Gamble Co. (The)	4.8
Costco Wholesale Corp.	4.5
Apple Inc.	4.2
McDonald’s Corp.	3.9
NIKE Inc., Class B	3.8
TJX Companies Inc. (The)	2.9
Lowe’s Companies Inc.	2.6

FUND SUMMARY	7

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year		Since Inception	1 Year		Since Inception
Fund NAV	3.64	%(a)	1.60%	3.64	%(a)	2.20%
Fund Market	3.68		1.60	3.68		2.19
S&P Total Market IndexTM	6.91		8.51	6.91		11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,110.80	$0.94		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Financials ETF

Portfolio Management Commentary

Financials stocks advanced for the reporting period, as financial technology (“fintech”) companies performed well in an environment that was challenging for more traditional financial institutions. As commerce increasingly migrates online and mobile technology continues to proliferate, fintech stocks benefited from the move away from checks and cash toward online and mobile payment systems. In contrast, banks performed poorly, as a flattening yield curve (the difference between short-term and long-term interest rates) reduced loan profitability and a slowing economy raised fears about reduced demand for financial services.

Reflecting the relative strength of fintech companies, the leading contributor to the Fund’s performance was data processing companies. Mastercard Incorporated, a leading credit card and payment processing company, benefited from the shift towards online payments, which drove strong growth in revenue and profitability. Another payment processor, Worldpay, Inc., gained after becoming targeted for acquisition by Fidelity National Information Services, Inc., which was also a leading contributor to the Fund. Investors anticipated that the acquisition would improve revenue while reducing costs by employing efficiencies of scale. Insurance companies also contributed to the Index’s performance, particularly property and casualty insurers. For example, The Progressive Corporation posted gains after growing its portfolio of written premiums and posting a high underwriting margin, a measure of profitability.

On the downside, regional banks were significant detractors from the Fund’s return, as smaller banks struggled with the investments required for digitization and modernization of online services. SVB Financial Group, which specializes in lending to venture capital companies from Silicon Valley, declined as investors became concerned about banks with higher risk profiles amid the economic slowdown. Comerica Incorporated also detracted from the Index’s performance, pressured by low interest rates following the Fed’s move toward looser monetary policy.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. As of the end of the reporting period, the Fund’s portfolio consisted primarily of financials stocks, but also included companies in diverse industries such as data processing and outsourced services and application software. For example, Mastercard provides credit card services to banks, and Automatic Data Processing, Inc. creates outsourced human resource management services for businesses.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	44.3%
Insurance	25.3
Diversified Financial Services	16.9
Commercial Services	4.7
Software	2.6
Health Care - Services	2.5
Savings & Loans	1.5
Other (each representing less than 1%)	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank of America Corp.	4.6%
JPMorgan Chase & Co.	4.6
Wells Fargo & Co.	4.5
Citigroup Inc.	4.2
U. S. Bancorp.	3.0
Berkshire Hathaway Inc., Class B	2.5
Goldman Sachs Group Inc. (The)	2.3
American Express Co.	2.2
Morgan Stanley	1.8
Mastercard Inc., Class A	1.8

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.77%	14.64%	8.77%	20.49%
Fund Market	8.85	14.64	8.85	20.49
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,046.00	$0.91		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Healthcare Staples ETF

Portfolio Management Commentary

U.S. healthcare staples stocks posted strong gains during the reporting period, benefiting from the expansion of an aging population, which led to greater demand for and increased spending on healthcare-related products, services, and facilities. Higher enrollment in healthcare coverage through the Affordable Care Act also bolstered utilization of healthcare services.

Healthcare equipment manufacturers were the largest and primary contributors to the Fund’s return amid ongoing innovation by companies making specialized equipment for the treatment of chronic illnesses. Abbott Laboratories was a noteworthy example, gaining amid increased adoption of treatments using minimally invasive, continuous monitoring technologies for conditions such as diabetes. Several healthcare equipment manufacturers benefited from the growing market for treating diseases and conditions related to growing older. For example, Edwards Lifescience Corp and Medtronic plc advanced due to rising demand for products used to treat coronary disease, such as heart valve replacements and coronary stents, while rising sales of surgical equipment and bio-implant devices, such as artificial joints, supported companies such as Stryker Corp.

Life sciences companies were modest, although meaningful, contributors. Strong global demand for genetic sequencing technologies used in areas such as diagnostics and research bolstered returns of scientific instruments makers like Thermo Fisher Scientific. Clinical research organizations like Iqvia that work with biotechnology companies to develop new treatments were also noteworthy contributors. The temporary suspension of a medical device tax, followed by a Congressional bid to entirely overturn the legislation, was also advantageous to medical device companies. Managed healthcare providers like Anthem Inc. benefited from higher enrollment in healthcare coverage and rising demand for Medicare Advantage plans.

The fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activities. More specifically, the evolved investment process identified several companies with healthcare-related businesses. One example, Welltower Inc., which owns hospitals, senior living facilities, and other healthcare-related properties, performed well as the aging population in the U.S. drove demand for healthcare facilities and services.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care - Products	47.6%
Health Care - Services	29.4
Pharmaceuticals	10.9
Biotechnology	3.3
Real Estate Investment Trusts	2.7
Electronics	1.4
Commercial Services	1.1
Software	1.1
Other (each representing less than 1%)	2.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	11.2%
Medtronic PLC	7.1
Abbott Laboratories	6.7
Anthem Inc.	3.4
Thermo Fisher Scientific Inc.	3.3
Intuitive Surgical Inc.	3.3
Stryker Corp.	3.2
Becton Dickinson and Co.	3.2
Danaher Corp.	3.1
Boston Scientific Corp.	3.0

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.04)%	1.05%	(3.04)%	1.43%
Fund Market	(2.97)	1.08	(2.97)	1.47
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$979.10	$0.88		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Innovative Healthcare ETF

Portfolio Management Commentary

U.S. innovative healthcare stocks declined for the reporting period, amid ongoing concerns about the future structure of the U.S. healthcare system. With pressure for universal healthcare and lower drug prices mounting as the 2020 presidential race began, stock prices of many healthcare-related companies declined.

The Fund’s performance was driven primarily by biotechnology stocks, which faced a number of headwinds, including several disappointing clinical trial results. For example, biotechnology company Biogen Inc. declined sharply after revealing it would discontinue two late-stage trials for an Alzheimer’s disease treatment, which was considered the treatment with the highest potential in the company’s pipeline. Regeneron Pharmaceuticals Inc. also faced setbacks during clinical research due to several patient deaths during its non-Hodgkin lymphoma drug trial. Many biotechnology companies also weakened amid market share losses to biosimilars and generic versions of name-brand drugs, with companies such as AbbVie Inc. and Gilead Sciences Inc. declining under competitive pressure. A wave of initial public offerings also pressured the stocks of industry leaders as investors shifted capital to new healthcare ventures.

On the upside, several healthcare equipment and supplies stocks contributed meaningfully, supported by the development of innovative new technologies. For example, companies like Abbott Laboratories and Dexcom Inc. benefited from growing adoption of treatments employing minimally invasive, continuous monitoring technologies for conditions such as diabetes. Pharmaceuticals stocks also advanced. For example, pharmaceuticals stocks such as Merck & Co. Inc. and Eli Lilly & Co. benefited from strong demand for medications to treat diseases such as cancer and diabetes, and rising sales of vaccines amid a resurgence of preventable diseases such as measles.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. As of the end of the reporting period, the Fund’s portfolio consisted primarily of biotechnology and pharmaceuticals companies that emphasize innovation, but also included companies in diverse industries such as life sciences tools and services and semiconductors. One example is Universal Display Corp, which makes organic light emitting diodes that are used in medical imaging and diagnostics equipment. The company posted sharply higher revenues, driven by strong demand from Chinese customers.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	52.8%
Biotechnology	39.9
Health Care - Products	5.7
Health Care - Services	1.2
Other (each representing less than 1%)	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	11.1%
Merck & Co. Inc.	8.2
Pfizer Inc.	7.0
Amgen Inc.	4.9
Eli Lilly & Co.	4.7
Celgene Corp.	4.6
Gilead Sciences Inc.	4.3
Bristol-Myers Squibb Co.	4.2
Vertex Pharmaceuticals Inc.	4.0
AbbVie Inc.	3.8

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.64%	10.54%	8.64%	14.65%
Fund Market	8.67	10.57	8.67	14.69
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,106.40	$0.94		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Media and Entertainment ETF

Portfolio Management Commentary

U.S. media and entertainment stocks advanced for the reporting period, as demand for original entertainment and high-speed internet offset losses from customers migrating away from traditional cable plans. Higher advertising revenues and licensing fees bolstered returns, and large investments in new programming drove increases in the subscriber base. Video streaming continued to grow in popularity, with over half of U.S. households subscribing to at least one streaming service as options for digital delivery proliferated.

The Walt Disney Company was the largest single contributor to the Fund’s return, driven by strength in its theme park business and the popularity of its movies, which included the highest-grossing movie in cinema history. Investors were also optimistic about the future of the Disney+ streaming service, which was announced during the reporting period and is scheduled to launch in late 2019. Comcast was also a standout performer, buoyed by strong growth in its internet business and its forthcoming streaming service for NBCUniversal Media, LLC. Increased demand for internet services also benefited cable and internet provider Charter Communications, Inc., which grew revenues from both residential and commercial customers. Sinclair Broadcast Group also contributed amid higher advertising revenues and investor enthusiasm surrounding its acquisition of 21 regional sports networks.

On the downside, video game makers were the leading detractors from the Fund’s performance, pressured by competition from popular free-to-play games. Activision Blizzard, Inc. dropped on a year-over-year decrease in monthly active users and lower revenue from in-game spending. Another games company, Electronic Arts Inc., experienced disappointing performance due to poor performances from games such as FIFA 19, Anthem, and Apex Legends.

The Fund’s evolved investment process looks beyond traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. As of the end of the reporting period, the Fund’s portfolio consisted primarily of media and entertainment companies, but also included companies in diverse industries such as leisure products and research and consulting services. For example, Hasbro, Inc., in addition to manufacturing toys, sells popular games such as Magic: The Gathering, and the company benefits from notable entertainment properties such as Transformers, Power Rangers, and My Little Pony. Hasbro was a solid contributor to the Fund’s performance for the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Media	59.8%
Internet	14.8
Software	9.1
Entertainment	6.2
Toys, Games & Hobbies	3.5
Commercial Services	1.9
Lodging	1.0
Other (each representing less than 1%)	3.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Walt Disney Co. (The)	7.0%
Comcast Corp., Class A	6.3
Charter Communications Inc., Class A	5.2
CBS Corp., Class B	4.5
Viacom Inc., Class B	4.1
Netflix Inc.	4.1
Activision Blizzard Inc.	3.9
Discovery Inc., Class C	3.3
Twitter Inc.	3.1
Electronic Arts Inc.	3.0

(a)	Excludes money market funds.

FUND SUMMARY	15

Fund Summary as of July 31, 2019	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	15.27%	15.82%	15.27%	22.19%
Fund Market	15.38	15.94	15.38	22.35
S&P Total Market IndexTM	6.91	8.51	6.91	11.73

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,188.30	$0.98		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of July 31, 2019 (continued)	iShares® Evolved U.S. Technology ETF

Portfolio Management Commentary

The Fund advanced significantly during the reporting period, reflecting overall strength in the information technology sector, which advanced due to continued investment in information technology infrastructure. The sector showed resilience despite concerns about possible interventions by regulators in the U.S. and possible effects of trade tensions between the U.S. and China, including restrictions on the sale of chips to Chinese companies. The sector also benefited from the rapid migration of information technology to the cloud for both storage and software.

Software and services stocks contributed the majority of the Fund’s return for the reporting period, as businesses adopting cloud computing sought efficiency gains and to update aging software. Companies such as Microsoft Corporation are among the primary beneficiaries of increased adoption of cloud computing, along with other systems software companies, such as Oracle Corporation and ServiceNow, Inc. The move toward subscription-based software drove profitability by providing consistent revenues while reducing training costs. Application software stocks such as Adobe Inc. and Intuit Inc. also contributed to the Fund’s return, driven by increasing demand for cloud-based applications, particularly from small businesses attracted to lower upfront costs. IT services companies, particularly data processing companies such as Visa Inc. and Mastercard Incorporated, contributed to the Fund’s performance, as they increased their use of digital technologies to facilitate cashless payments. Hardware companies also contributed, led by companies such as Apple Inc., which contributed the most to the Fund’s return. Although smartphone sales declined, demand for Apple’s services and wearable products grew.

The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. The evolved process identified several information technology companies with similar businesses that have traditionally been categorized in other sectors. For example, the evolved process recognized that Facebook, Inc., a communication services sector company, had some business segments related to communications, but also had significant exposure to the information technology sector. As a result, the portion of the market capitalization that the process recognized as information technology was included in the Fund. The company, which announced their cryptocurrency project built on blockchain technology during the reporting period, advanced as customers increased their use of the site, leading to increased revenue from mobile advertising.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	31.0%
Internet	26.6
Computers	14.8
Semiconductors	9.0
Diversified Financial Services	6.7
Commercial Services	4.8
Telecommunications	4.2
Other (each representing less than 1%)	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	15.8%
Apple Inc.	9.0
Amazon. com Inc.	7.2
Facebook Inc., Class A	5.8
Alphabet Inc., Class C	4.6
Alphabet Inc., Class A	4.5
Cisco Systems Inc.	3.5
Visa Inc., Class A	3.2
Mastercard Inc., Class A	2.3
Oracle Corp.	2.2

(a)	Excludes money market funds.

FUND SUMMARY	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	48	$3,851

Agriculture — 10.8%
Altria Group Inc.	3,313	155,943
Archer-Daniels-Midland Co.	1,483	60,922
Bunge Ltd.	348	20,334
Darling Ingredients Inc.(a)(b)	261	5,306
Philip Morris International Inc.	2,409	201,416
Universal Corp./VA	63	3,748
Vector Group Ltd.	107	1,236

		448,905

Beverages — 26.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	18	7,062
Brown-Forman Corp., Class A	156	8,324
Brown-Forman Corp., Class B, NVS	922	50,535
Coca-Cola Co. (The)	8,236	433,461
Coca-Cola Consolidated Inc.	16	4,696
Constellation Brands Inc., Class A	374	73,611
Keurig Dr Pepper Inc.	772	21,724
MGP Ingredients Inc.	33	1,650
Molson Coors Brewing Co., Class B	450	24,295
Monster Beverage Corp.(a)	1,525	98,317
National Beverage Corp.	45	1,959
PepsiCo Inc.	2,892	369,626

		1,095,260

Chemicals — 1.6%
Balchem Corp.	33	3,387
Ecolab Inc.	139	28,041
International Flavors & Fragrances Inc.	209	30,094
Sensient Technologies Corp.	72	4,908

		66,430

Commercial Services — 0.1%
Medifast Inc.	17	1,898
Weight Watchers International Inc.(a)	54	1,169

		3,067

Cosmetics & Personal Care — 10.8%
Colgate-Palmolive Co.	1,553	111,412
Coty Inc., Class A	293	3,197
Edgewell Personal Care Co.(a)	75	2,282
Estee Lauder Companies Inc. (The), Class A	61	11,235
Procter & Gamble Co. (The)	2,690	317,528

		445,654

Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	69	2,583

Diversified Financial Services — 0.3%
CME Group Inc.	61	11,859
Jefferies Financial Group Inc.	114	2,432

		14,291

Electric — 0.3%
Entergy Corp.	111	11,724

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	84	3,535

Food — 25.3%
B&G Foods Inc.(b)	231	4,223
Calavo Growers Inc.	33	2,919

Security	Shares	Value

Food (continued)
Cal-Maine Foods Inc.	60	$2,386
Campbell Soup Co.	639	26,416
Conagra Brands Inc.	1,731	49,974
Dean Foods Co.	243	352
Flowers Foods Inc.	357	8,461
Fresh Del Monte Produce Inc.	50	1,517
General Mills Inc.	2,389	126,880
Hain Celestial Group Inc. (The)(a)	312	6,792
Hershey Co. (The)	540	81,940
Hormel Foods Corp.	812	33,284
Hostess Brands Inc.(a)	195	2,753
Ingredion Inc.	171	13,217
J&J Snack Foods Corp.	39	7,248
JM Smucker Co. (The)	410	45,588
John B Sanfilippo & Son Inc.	27	2,347
Kellogg Co.	988	57,521
Kraft Heinz Co. (The)	2,545	81,465
Lamb Weston Holdings Inc.	402	26,982
Lancaster Colony Corp.	51	7,947
McCormick & Co. Inc./MD, NVS	350	55,489
Mondelez International Inc., Class A	3,566	190,745
Performance Food Group Co.(a)	138	6,051
Pilgrim’s Pride Corp.(a)	90	2,435
Post Holdings Inc.(a)	219	23,481
Sanderson Farms Inc.	36	4,717
Simply Good Foods Co. (The)(a)	126	3,431
Sprouts Farmers Market Inc.(a)	135	2,286
Sysco Corp.	1,065	73,027
Tootsie Roll Industries Inc.	43	1,606
TreeHouse Foods Inc.(a)	192	11,393
Tyson Foods Inc., Class A	876	69,642
U.S. Foods Holding Corp.(a)	357	12,627
United Natural Foods Inc.(a)	66	651

		1,047,793

Food Service — 0.1%
Aramark	107	3,872

Health Care – Services — 0.0%
Tivity Health Inc.(a)	9	157

Household Products & Wares — 2.6%
ACCO Brands Corp.	93	910
Central Garden & Pet Co., Class A, NVS(a)	39	1,075
Church & Dwight Co. Inc.	329	24,820
Clorox Co. (The)	149	24,227
Helen of Troy Ltd.(a)	23	3,410
Kimberly-Clark Corp.	370	50,191
Spectrum Brands Holdings Inc.	21	1,052

		105,685

Housewares — 0.2%
Newell Brands Inc.	149	2,114
Scotts Miracle-Gro Co. (The)	42	4,712
Tupperware Brands Corp.	48	735

		7,561

Machinery — 0.3%
AGCO Corp.	69	5,313
Middleby Corp. (The)(a)	51	6,853

		12,166

Manufacturing — 0.2%
AptarGroup Inc.	27	3,267

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Manufacturing (continued)
John Bean Technologies Corp.	36	$4,272

		7,539

Packaging & Containers — 2.5%
Amcor PLC(a)	688	7,293
Ball Corp.	713	50,965
Berry Global Group Inc.(a)	132	5,946
Crown Holdings Inc.(a)(b)	274	17,539
Owens-Illinois Inc.	234	3,971
Packaging Corp. of America	39	3,938
Sealed Air Corp.	78	3,259
Silgan Holdings Inc.	111	3,337
Sonoco Products Co.	126	7,564

		103,812

Pharmaceuticals — 2.0%
Elanco Animal Health Inc.(a)	362	11,932
Herbalife Nutrition Ltd.(a)	137	5,620
Neogen Corp.(a)	81	5,783
Perrigo Co. PLC	40	2,160
Prestige Consumer Healthcare Inc.(a)	66	2,284
Zoetis Inc.	493	56,641

		84,420

Real Estate Investment Trusts — 0.1%
Americold Realty Trust	159	5,331

Retail — 15.3%
BJ’s Restaurants Inc.	19	754
Casey’s General Stores Inc.	33	5,343
Cheesecake Factory Inc. (The)	42	1,809
Chipotle Mexican Grill Inc.(a)	53	42,163
Costco Wholesale Corp.	263	72,491
Cracker Barrel Old Country Store Inc.	15	2,606
Darden Restaurants Inc.	105	12,764
Dunkin’ Brands Group Inc.	117	9,379
Freshpet Inc.(a)	53	2,393
Jack in the Box Inc.	27	1,939
McDonald’s Corp.	931	196,180

Security	Shares	Value

Retail (continued)
Shake Shack Inc., Class A(a)	31	$2,314
Starbucks Corp.	2,156	204,152
Texas Roadhouse Inc.	42	2,320
Walmart Inc.	58	6,402
Wendy’s Co. (The)	90	1,637
Wingstop Inc.	27	2,581
Yum China Holdings Inc.	409	18,609
Yum! Brands Inc.	434	48,834

		634,670

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	357	5,212

Total Common Stocks — 99.4% (Cost: $3,686,590)		4,113,518

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.45%(c)(d)(e)	28,007	28,021
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.25%(c)(d)	19,000	19,000

		47,021

Total Short-Term Investments — 1.2% (Cost: $47,021)		47,021

Total Investments in Securities — 100.6% (Cost: $3,733,611)		4,160,539

Other Assets, Less Liabilities — (0.6)%		(23,401)

Net Assets — 100.0%		$4,137,138

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,250	17,757	28,007	$28,021	$35	(b)	$(6)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,121	(181,121)	19,000	19,000	1,118		—		—

				$47,021	$1,153		$(6)		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,113,518	$—	$—	$4,113,518
Money Market Funds	47,021	—	—	47,021

	$4,160,539	$—	$—	$4,160,539

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Alaska Air Group Inc.	104	$6,589
JetBlue Airways Corp.(a)	276	5,308

		11,897

Apparel — 7.6%
Capri Holdings Ltd.(a)	333	11,851
Carter’s Inc.	140	13,023
Columbia Sportswear Co.	72	7,631
Crocs Inc.(a)	136	3,108
Deckers Outdoor Corp.(a)	84	13,127
Hanesbrands Inc.	736	11,842
Kontoor Brands Inc.(a)	94	2,757
NIKE Inc., Class B	2,607	224,280
Oxford Industries Inc.	48	3,513
PVH Corp.	204	18,140
Ralph Lauren Corp.	140	14,592
Skechers U.S.A. Inc., Class A(a)	336	12,748
Steven Madden Ltd.	222	7,661
Tapestry Inc.	740	22,888
Under Armour Inc., Class A(a)	404	9,320
Under Armour Inc., Class C, NVS(a)	412	8,380
VF Corp.	663	57,940
Wolverine World Wide Inc.	124	3,367

		446,168

Building Materials — 0.1%
American Woodmark Corp.(a)	16	1,358
Masco Corp.	104	4,240

		5,598

Chemicals — 0.1%
Valvoline Inc.	168	3,392

Commercial Services — 1.4%
Aaron’s Inc.	144	9,080
Avis Budget Group Inc.(a)	68	2,475
Bright Horizons Family Solutions Inc.(a)	20	3,041
Brink’s Co. (The)	36	3,246
Cintas Corp.	72	18,752
Euronet Worldwide Inc.(a)	40	6,236
Grand Canyon Education Inc.(a)	36	3,916
H&R Block Inc.	224	6,203
ManpowerGroup Inc.	60	5,481
Medifast Inc.	12	1,340
Monro Inc.	68	5,726
Rollins Inc.	120	4,024
ServiceMaster Global Holdings Inc.(a)(b)	136	7,239
Sotheby’s(a)	36	2,150
Square Inc., Class A(a)	67	5,387
Weight Watchers International Inc.(a)	36	779

		85,075

Computers — 4.1%
Apple Inc.	1,146	244,144

Cosmetics & Personal Care — 5.9%
Estee Lauder Companies Inc. (The), Class A	382	70,360
Procter & Gamble Co. (The)	2,369	279,637

		349,997

Distribution & Wholesale — 1.1%
Core-Mark Holding Co. Inc.	58	2,171
Fastenal Co.	576	17,741

Security	Shares	Value

Distribution & Wholesale (continued)
Fossil Group Inc.(a)	100	$1,104
G-III Apparel Group Ltd.(a)	116	3,325
HD Supply Holdings Inc.(a)	124	5,023
IAA Inc.(a)	96	4,488
KAR Auction Services Inc.	96	2,567
LKQ Corp.(a)	204	5,494
Pool Corp.	44	8,332
SiteOne Landscape Supply Inc.(a)	36	2,659
WW Grainger Inc.	48	13,969

		66,873

Diversified Financial Services — 0.1%
Alliance Data Systems Corp.	36	5,649
LendingTree Inc.(a)(b)	4	1,290

		6,939

Entertainment — 0.8%
Cinemark Holdings Inc.	128	5,110
Live Nation Entertainment Inc.(a)	180	12,971
Madison Square Garden Co. (The), Class A(a)	20	5,801
Marriott Vacations Worldwide Corp.	47	4,805
Penn National Gaming Inc.(a)	25	488
Red Rock Resorts Inc., Class A	116	2,417
Scientific Games Corp./DE, Class A(a)	44	900
Six Flags Entertainment Corp.	68	3,592
Vail Resorts Inc.	52	12,819

		48,903

Food — 1.3%
Flowers Foods Inc.	180	4,266
Kroger Co. (The)	1,873	39,633
Performance Food Group Co.(a)	128	5,613
Sprouts Farmers Market Inc.(a)(b)	252	4,266
Sysco Corp.	210	14,400
U.S. Foods Holding Corp.(a)	216	7,640
United Natural Foods Inc.(a)	68	670

		76,488

Food Service — 0.2%
Aramark	320	11,581

Home Builders — 0.2%
PulteGroup Inc.	172	5,420
Taylor Morrison Home Corp., Class A(a)	80	1,801
Toll Brothers Inc.	104	3,741

		10,962

Home Furnishings — 0.1%
Tempur Sealy International Inc.(a)	68	5,455

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	21	3,114
Kimberly-Clark Corp.	57	7,732
Spectrum Brands Holdings Inc.	16	802

		11,648

Housewares — 0.1%
Scotts Miracle-Gro Co. (The)	32	3,590
Tupperware Brands Corp.	44	673

		4,263

Internet — 16.0%
Amazon.com Inc.(a)	408	761,646
Booking Holdings Inc.(a)	46	86,784
Cars.com Inc.(a)	60	1,140
eBay Inc.	493	20,307

22	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Etsy Inc.(a)	116	$7,774
Expedia Group Inc.	75	9,956
Groupon Inc.(a)	484	1,525
GrubHub Inc.(a)	88	5,951
MercadoLibre Inc.(a)	40	24,857
Shutterfly Inc.(a)(b)	28	1,419
Stamps.com Inc.(a)	12	573
Stitch Fix Inc., Class A(a)	54	1,408
TripAdvisor Inc.(a)	100	4,415
Wayfair Inc., Class A(a)	125	16,395

		944,150

Leisure Time — 1.2%
Carnival Corp.	522	24,654
Norwegian Cruise Line Holdings Ltd.(a)	209	10,333
Planet Fitness Inc., Class A(a)	208	16,361
Polaris Industries Inc.	28	2,651
Royal Caribbean Cruises Ltd.	157	18,266

		72,265

Lodging — 3.0%
Caesars Entertainment Corp.(a)	156	1,847
Choice Hotels International Inc.	64	5,492
Extended Stay America Inc.	172	2,876
Hilton Grand Vacations Inc.(a)	84	2,747
Hilton Worldwide Holdings Inc.	406	39,199
Hyatt Hotels Corp., Class A	64	4,950
Las Vegas Sands Corp.	496	29,978
Marriott International Inc./MD, Class A	351	48,810
MGM Resorts International	572	17,172
Wyndham Destinations Inc.	164	7,718
Wyndham Hotels & Resorts Inc.	63	3,563
Wynn Resorts Ltd.	100	13,007

		177,359

Office Furnishings — 0.0%
Herman Miller Inc.	48	2,176

Oil & Gas — 0.1%
Murphy USA Inc.(a)	48	4,241

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	94	3,856

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	28	814
Realogy Holdings Corp.	100	521

		1,335

Real Estate Investment Trusts — 0.5%
Apple Hospitality REIT Inc.	168	2,639
CorePoint Lodging Inc.	78	915
Host Hotels & Resorts Inc.	532	9,252
Macerich Co. (The)	104	3,437
Park Hotels & Resorts Inc.	120	3,169
Ruth’s Hospitality Group Inc.	72	1,603
Ryman Hospitality Properties Inc.	32	2,400
Tailored Brands Inc.	140	682
Taubman Centers Inc.	72	2,918

		27,015

Retail — 54.2%
Advance Auto Parts Inc.	158	23,801
American Eagle Outfitters Inc.	468	8,279
Ascena Retail Group Inc.(a)	514	228

Security	Shares	Value

Retail (continued)
At Home Group Inc.(a)	117	$701
AutoNation Inc.(a)	84	4,089
AutoZone Inc.(a)	54	60,644
Beacon Roofing Supply Inc.(a)	48	1,739
Bed Bath & Beyond Inc.	380	3,690
Best Buy Co. Inc.	449	34,362
Big Lots Inc.	124	3,174
BJ’s Restaurants Inc.	36	1,429
BJ’s Wholesale Club Holdings Inc.(a)	86	2,026
Bloomin’ Brands Inc.	192	3,270
Boot Barn Holdings Inc.(a)	85	2,660
Buckle Inc. (The)	76	1,547
Burlington Stores Inc.(a)	196	35,427
Caleres Inc.	100	1,878
CarMax Inc.(a)(b)	272	23,871
Carvana Co.(a)	46	2,924
Casey’s General Stores Inc.	84	13,600
Cheesecake Factory Inc. (The)	84	3,619
Chico’s FAS Inc.	384	1,225
Chipotle Mexican Grill Inc.(a)	41	32,617
Costco Wholesale Corp.	965	265,983
Cracker Barrel Old Country Store Inc.	56	9,728
Darden Restaurants Inc.	268	32,578
Denny’s Corp.(a)	144	3,253
Designer Brands Inc. , Class A	192	3,529
Dick’s Sporting Goods Inc.	208	7,731
Dillard’s Inc., Class A(b)	36	2,620
Dollar General Corp.	668	89,525
Dollar Tree Inc.(a)	639	65,018
Domino’s Pizza Inc.	94	22,986
Dunkin’ Brands Group Inc.	100	8,016
Express Inc.(a)	240	593
FirstCash Inc.	76	7,649
Five Below Inc.(a)	156	18,324
Floor & Decor Holdings Inc., Class A(a)(b)	140	5,481
Foot Locker Inc.	256	10,511
GameStop Corp., Class A(b)	212	852
Gap Inc. (The)	836	16,302
Genesco Inc.(a)(b)	56	2,205
Genuine Parts Co.	124	12,043
Guess? Inc.	140	2,359
Home Depot Inc. (The)	2,316	494,906
Jack in the Box Inc.	64	4,597
JC Penney Co. Inc.(a)(b)	548	436
Kohl’s Corp.	488	26,284
L Brands Inc.	702	18,217
La-Z-Boy Inc.	72	2,375
Lithia Motors Inc., Class A	28	3,693
Lowe’s Companies Inc.	1,495	151,593
Lululemon Athletica Inc.(a)	299	57,136
Macy’s Inc.	807	18,343
McDonald’s Corp.	1,091	229,895
MSC Industrial Direct Co. Inc., Class A	40	2,842
National Vision Holdings Inc.(a)	100	3,159
Nordstrom Inc.	313	10,363
Ollie’s Bargain Outlet Holdings Inc.(a)	124	10,502
O’Reilly Automotive Inc.(a)	187	71,202
PriceSmart Inc.	56	3,416
Qurate Retail Inc.(a)	211	2,984
Rite Aid Corp.(a)(b)	90	627

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Ross Stores Inc.	1,029	$109,105
Sally Beauty Holdings Inc.(a)	324	4,452
Signet Jewelers Ltd.	143	2,594
Starbucks Corp.	1,511	143,077
Target Corp.	1,376	118,886
Texas Roadhouse Inc.	144	7,953
Tiffany & Co.	256	24,043
TJX Companies Inc. (The)	3,161	172,464
Tractor Supply Co.	332	36,125
Ulta Salon Cosmetics & Fragrance Inc.(a)	160	55,880
Urban Outfitters Inc.(a)	200	4,762
Walgreens Boots Alliance Inc.	1,033	56,288
Walmart Inc.	3,294	363,592
Wendy’s Co. (The)	340	6,185
Williams-Sonoma Inc.	228	15,203
Wingstop Inc.	48	4,588
Yum China Holdings Inc.	664	30,212
Yum! Brands Inc.	627	70,550

		3,192,615

Software — 0.1%
Electronic Arts Inc.(a)	48	4,440

Textiles — 0.0%
UniFirst Corp./MA	16	3,150

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	96	11,631

Security	Shares	Value

Transportation — 0.5%
FedEx Corp.	168	$28,649

Total Common Stocks — 99.4% (Cost: $4,947,805)		5,862,265

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	27,814	27,828
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d) .	29,000	29,000

		56,828

Total Short-Term Investments — 1.0% (Cost: $56,825)		56,828

Total Investments in Securities — 100.4% (Cost: $5,004,630)		5,919,093

Other Assets, Less Liabilities — (0.4)%		(24,095)

Net Assets — 100.0%		$5,894,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	29,994	(2,180)	27,814	$27,828	$296	(b)	$32		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,996	4	29,000	29,000	695		—		—

				$56,828	$991		$32		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,862,265	$—	$—	$5,862,265
Money Market Funds	56,828	—	—	56,828

	$5,919,093	$—	$—	$5,919,093

See notes to financial statements.

24	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 44.1%
Ameris Bancorp.	64	$2,545
Associated Banc-Corp.	347	7,520
Atlantic Union Bankshares Corp.	140	5,324
BancFirst Corp.	46	2,684
Bank of America Corp.	7,387	226,633
Bank of Hawaii Corp.	94	8,014
Bank of New York Mellon Corp. (The)	1,290	60,527
BankUnited Inc.	216	7,433
Banner Corp.	52	3,082
BB&T Corp.	1,372	70,699
BOK Financial Corp.	53	4,435
Bryn Mawr Bank Corp.	63	2,336
Cadence BanCorp.	122	2,091
Cathay General Bancorp.	180	6,700
CenterState Bank Corp.	173	4,207
Citigroup Inc.	2,934	208,783
Citizens Financial Group Inc.	874	32,565
City Holding Co.	40	3,098
Columbia Banking System Inc.	153	5,770
Comerica Inc.	314	22,985
Commerce Bancshares Inc.	200	12,166
Community Bank System Inc.	114	7,523
ConnectOne Bancorp. Inc.	76	1,737
Cullen/Frost Bankers Inc.	118	11,203
CVB Financial Corp.	244	5,370
Eagle Bancorp. Inc.	67	2,701
East West Bancorp. Inc.	288	13,827
Enterprise Financial Services Corp.	58	2,417
Fifth Third Bancorp.	1,501	44,565
First BanCorp./Puerto Rico	384	4,132
First Bancorp./Southern Pines NC	71	2,623
First Busey Corp.	112	3,027
First Citizens BancShares Inc./NC, Class A	15	7,005
First Commonwealth Financial Corp.	268	3,690
First Financial Bancorp.	210	5,353
First Financial Bankshares Inc.	284	9,301
First Hawaiian Inc.	121	3,238
First Horizon National Corp.	652	10,693
First Interstate BancSystem Inc., Class A	83	3,322
First Midwest Bancorp. Inc.	230	4,975
FNB Corp.	695	8,375
Fulton Financial Corp.	382	6,494
Glacier Bancorp. Inc.	173	7,250
Goldman Sachs Group Inc. (The)	522	114,908
Great Western Bancorp. Inc.	127	4,295
Hancock Whitney Corp.	169	7,017
Hanmi Financial Corp.	78	1,676
Heartland Financial USA Inc.	71	3,414
Heritage Financial Corp./WA	75	2,139
Hilltop Holdings Inc.	160	3,629
Home BancShares Inc./AR	318	6,255
Hope Bancorp Inc.	282	4,160
Huntington Bancshares Inc./OH	1,901	27,089
IBERIABANK Corp.	112	8,800
Independent Bank Corp.	58	4,510
Independent Bank Group Inc.	43	2,443
International Bancshares Corp.	134	5,042
JPMorgan Chase & Co.	1,950	226,200

Security	Shares	Value

Banks (continued)
KeyCorp	1,940	$35,638
Lakeland Bancorp. Inc.	132	2,162
Lakeland Financial Corp.	67	3,081
LegacyTexas Financial Group Inc.	91	3,889
M&T Bank Corp.	119	19,546
Morgan Stanley	2,004	89,298
National Bank Holdings Corp., Class A	71	2,576
NBT Bancorp. Inc.	113	4,373
Northern Trust Corp.	386	37,828
Old National Bancorp./IN	329	5,794
PacWest Bancorp.	229	8,846
Park National Corp.	33	3,121
Pinnacle Financial Partners Inc.	147	8,929
Popular Inc.	194	11,167
Prosperity Bancshares Inc.	143	9,923
Regions Financial Corp.	2,052	32,688
Renasant Corp.	114	4,091
S&T Bancorp. Inc.	84	3,198
Sandy Spring Bancorp. Inc.	78	2,842
Seacoast Banking Corp. of Florida(a)	99	2,677
ServisFirst Bancshares Inc.	94	3,202
Simmons First National Corp., Class A	177	4,558
South State Corp.	82	6,566
Southside Bancshares Inc.	85	2,943
State Street Corp.	623	36,190
SunTrust Banks Inc.	845	56,277
SVB Financial Group(a)	95	22,037
Synovus Financial Corp.	324	12,367
TCF Financial Corp.	260	5,559
TCF Financial Corp., New	147	6,180
Texas Capital Bancshares Inc.(a)	54	3,398
Tompkins Financial Corp.	38	3,115
U.S. Bancorp.	2,619	149,676
UMB Financial Corp.	94	6,416
Umpqua Holdings Corp.	398	6,949
United Community Banks Inc./GA	128	3,674
Valley National Bancorp.	594	6,629
Webster Financial Corp.	186	9,486
Wells Fargo & Co.	4,625	223,896
WesBanco Inc.	103	3,768
Westamerica Bancorp.	61	3,910
Western Alliance Bancorp.(a)	152	7,515
Wintrust Financial Corp.	116	8,299
Zions Bancorp. N.A	385	17,352

		2,191,624

Commercial Services — 4.7%
Automatic Data Processing Inc.	246	40,964
CoreLogic Inc.(a)	64	2,917
Equifax Inc.	78	10,849
Euronet Worldwide Inc.(a)	25	3,898
FleetCor Technologies Inc.(a)	42	11,935
Global Payments Inc.	100	16,792
Green Dot Corp., Class A(a)	57	2,889
HealthEquity Inc.(a)	37	3,033
Insperity Inc.	29	3,084
MarketAxess Holdings Inc.	33	11,122
Moody’s Corp.	154	33,008
S&P Global Inc.	155	37,967
Service Corp. International/U.S	111	5,122
Total System Services Inc.	164	22,258

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Verisk Analytics Inc.	127	$19,269
WEX Inc.(a)	37	8,069

		233,176

Diversified Financial Services — 16.8%
Affiliated Managers Group Inc.	61	5,233
Alliance Data Systems Corp.	33	5,178
Ally Financial Inc.	740	24,353
American Express Co.	878	109,197
Ameriprise Financial Inc.	210	30,557
Artisan Partners Asset Management Inc., Class A	70	2,071
BGC Partners Inc., Class A	217	1,196
Boston Private Financial Holdings Inc.	128	1,477
Capital One Financial Corp.	723	66,820
Cboe Global Markets Inc.	101	11,040
Charles Schwab Corp. (The)	1,733	74,900
CME Group Inc.	230	44,717
Credit Acceptance Corp.(a)(b)	20	9,561
Discover Financial Services	451	40,473
E*TRADE Financial Corp.	435	21,224
Eaton Vance Corp., NVS	167	7,431
Evercore Inc., Class A	38	3,282
Federated Investors Inc., Class B	132	4,587
Franklin Resources Inc.	415	13,541
Interactive Brokers Group Inc., Class A	71	3,639
Intercontinental Exchange Inc.	470	41,294
Invesco Ltd.	336	6,448
Janus Henderson Group PLC	264	5,298
Jefferies Financial Group Inc.	355	7,572
KKR & Co. Inc., Class A, NVS	601	16,077
Legg Mason Inc.	140	5,272
LendingTree Inc.(a)	5	1,613
LPL Financial Holdings Inc.	116	9,729
Mastercard Inc., Class A	320	87,126
Meta Financial Group Inc.	57	1,760
Moelis & Co., Class A	41	1,494
Nasdaq Inc.	105	10,119
Navient Corp.	271	3,835
OneMain Holdings Inc.	116	4,808
Raymond James Financial Inc.	231	18,635
Santander Consumer USA Holdings Inc.	147	3,956
SEI Investments Co.	153	9,117
SLM Corp.	711	6,477
Stifel Financial Corp.	123	7,357
Synchrony Financial	829	29,745
T Rowe Price Group Inc.	307	34,811
TD Ameritrade Holding Corp.	303	15,483
Visa Inc., Class A	87	15,486
Waddell & Reed Financial Inc., Class A	137	2,398
Western Union Co. (The)	326	6,846

		833,233

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	6,227

Forest Products & Paper — 0.1%
International Paper Co.	102	4,479

Health Care – Services — 2.4%
Anthem Inc.	133	39,183
Cigna Corp.	256	43,500
Molina Healthcare Inc.(a)	33	4,382

Security	Shares	Value

Health Care – Services (continued)
UnitedHealth Group Inc.	129	$32,122
WellCare Health Plans Inc.(a)	8	2,298

		121,485

Insurance — 25.1%
Aflac Inc.	1,206	63,484
Alleghany Corp.(a)	21	14,400
Allstate Corp. (The)	567	60,896
American Financial Group Inc./OH	139	14,231
American International Group Inc.	1,525	85,385
American National Insurance Co.	22	2,662
Aon PLC	181	34,254
Arch Capital Group Ltd.(a)	475	18,378
Arthur J Gallagher & Co.	250	22,607
Assurant Inc.	74	8,389
Assured Guaranty Ltd.	85	3,714
Athene Holding Ltd., Class A(a)	201	8,213
AXA Equitable Holdings Inc.	366	8,228
Axis Capital Holdings Ltd.	90	5,730
Berkshire Hathaway Inc., Class B(a)	594	122,025
Brighthouse Financial Inc.(a)	154	6,032
Brown & Brown Inc.	331	11,893
Cincinnati Financial Corp.	297	31,877
CNA Financial Corp.	66	3,161
Employers Holdings Inc.	56	2,458
Erie Indemnity Co., Class A, NVS	33	7,351
Essent Group Ltd.(a)	131	6,047
Everest Re Group Ltd.	53	13,072
Fidelity National Financial Inc.	344	14,751
Genworth Financial Inc., Class A(a)	837	3,340
Hanover Insurance Group Inc. (The)	81	10,506
Hartford Financial Services Group Inc. (The)	674	38,843
Horace Mann Educators Corp.	85	3,692
Kemper Corp.	83	7,306
Lincoln National Corp.	393	25,679
Loews Corp.	240	12,850
Markel Corp.(a)	19	21,165
Marsh & McLennan Companies Inc.	629	62,145
Mercury General Corp.	60	3,403
MetLife Inc.	1,389	68,644
MGIC Investment Corp.(a)	653	8,391
National General Holdings Corp.	118	2,918
NMI Holdings Inc., Class A(a)	119	2,961
Old Republic International Corp.	379	8,645
Primerica Inc.	56	6,871
Principal Financial Group Inc.	503	29,194
ProAssurance Corp.	105	4,104
Progressive Corp. (The)	981	79,441
Prudential Financial Inc.	760	76,996
Radian Group Inc.	374	8,527
RenaissanceRe Holdings Ltd.	61	11,050
RLI Corp.	90	8,112
Safety Insurance Group Inc.	33	3,256
Selective Insurance Group Inc.	112	8,422
Torchmark Corp.	220	20,090
Travelers Companies Inc. (The)	470	68,911
Universal Insurance Holdings Inc.	64	1,588
Unum Group	424	13,547
Voya Financial Inc.	307	17,244
Willis Towers Watson PLC	116	22,646

26	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
WR Berkley Corp.	283	$19,637

		1,249,362

Machinery — 0.7%
Caterpillar Inc.	265	34,893

Media — 0.1%
FactSet Research Systems Inc.	16	4,437

Pharmaceuticals — 0.4%
CVS Health Corp.	342	19,108

Real Estate — 0.0%
Realogy Holdings Corp.	87	453

Real Estate Investment Trusts — 0.7%
AGNC Investment Corp.	213	3,651
Annaly Capital Management Inc.	930	8,881
Colony Capital Inc.	415	2,345
MFA Financial Inc.	382	2,743
New Residential Investment Corp.	268	4,205
Two Harbors Investment Corp.	150	2,019
Weyerhaeuser Co.	492	12,501

		36,345

Retail — 0.1%
FirstCash Inc.	30	3,019

Savings & Loans — 1.5%
Axos Financial Inc.(a)	95	2,784
Berkshire Hills Bancorp. Inc.	75	2,460
Brookline Bancorp. Inc.	175	2,595
Capitol Federal Financial Inc.	292	3,989
Investors Bancorp. Inc.	501	5,691
Meridian Bancorp. Inc.	113	2,072
New York Community Bancorp. Inc.	937	10,804
Northwest Bancshares Inc.	224	3,842
OceanFirst Financial Corp.	97	2,367
Pacific Premier Bancorp. Inc.	95	3,005
People’s United Financial Inc.	759	12,463
Provident Financial Services Inc.	140	3,385
Sterling Bancorp./DE	450	9,832

Security	Shares	Value

Savings & Loans (continued)
Washington Federal Inc.	174	$6,365
WSFS Financial Corp.	118	5,000

		76,654

Software — 2.6%
Black Knight Inc.(a)	48	3,039
Broadridge Financial Solutions Inc.	90	11,441
Fidelity National Information Services Inc.	457	60,870
Fiserv Inc.(a)	277	29,204
MSCI Inc.	47	10,680
Paychex Inc.	91	7,558
SS&C Technologies Holdings Inc.	91	4,363

		127,155

Total Common Stocks — 99.4% (Cost: $4,873,323)		4,941,650

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	1,489	1,490
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	24,000	24,000

		25,490

Total Short-Term Investments — 0.5% (Cost: $25,490)		25,490

Total Investments in Securities — 99.9% (Cost: $4,898,813)		4,967,140

Other Assets, Less Liabilities — 0.1%		4,035

Net Assets — 100.0%		$4,971,175

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,489	1,489	$1,490	$5	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	39,373	(15,373)	24,000	24,000	804		—		—

				$25,490	$809		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,941,650	$—	$—	$4,941,650
Money Market Funds	25,490	—	—	25,490

	$4,967,140	$—	$—	$4,967,140

See notes to financial statements.

28	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Lockheed Martin Corp.	50	$18,109
Northrop Grumman Corp.	95	32,829
Raytheon Co.	65	11,849

		62,787

Biotechnology — 3.2%
Bio-Rad Laboratories Inc., Class A(a)	60	18,894
Exact Sciences Corp.(a)	389	44,778
Guardant Health Inc.(a)	50	4,699
Illumina Inc.(a)(b)	521	155,977
Myriad Genetics Inc.(a)	240	6,994
NeoGenomics Inc.(a)	300	7,311

		238,653

Commercial Services — 1.1%
2U Inc.(a)(b)	70	896
Adtalem Global Education Inc.(a)	145	6,869
AMN Healthcare Services Inc.(a)	165	8,808
ASGN Inc.(a)	40	2,522
Bright Horizons Family Solutions Inc.(a)	80	12,166
Career Education Corp.(a)	145	2,749
Graham Holdings Co., Class B	10	7,427
Grand Canyon Education Inc.(a)	95	10,333
Healthcare Services Group Inc.	220	5,260
HealthEquity Inc.(a)	70	5,739
HMS Holdings Corp.(a)	325	11,342
Insperity Inc.	50	5,317
Strategic Education Inc.	25	4,450

		83,878

Computers — 0.4%
Conduent Inc.(a)	300	2,730
Leidos Holdings Inc.	170	13,957
MAXIMUS Inc.	175	12,864

		29,551

Diversified Financial Services — 0.0%
WageWorks Inc.(a)	65	3,326

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	55	4,625

Electronics — 1.3%
Agilent Technologies Inc.	671	46,574
OSI Systems Inc.(a)	45	5,065
PerkinElmer Inc.	260	22,391
Waters Corp.(a)	120	25,268

		99,298

Engineering & Construction — 0.1%
AECOM(a)	105	3,775

Environmental Control — 0.1%
Stericycle Inc.(a)	120	5,515

Health Care – Products — 47.3%
Abbott Laboratories	5,611	488,718
Abiomed Inc.(a)	155	43,177
Accelerate Diagnostics Inc.(a)(b)	120	2,242
Align Technology Inc.(a)	135	28,226
AngioDynamics Inc.(a)	120	2,446
AtriCure Inc.(a)	120	3,850
Atrion Corp.	5	3,848

Security	Shares	Value

Health Care – Products (continued)
Avanos Medical Inc.(a)	100	$4,072
Axogen Inc.(a)	55	989
Baxter International Inc.	940	78,932
Becton Dickinson and Co.	920	232,576
Bio-Techne Corp.	70	14,710
BioTelemetry Inc.(a)	115	5,399
Boston Scientific Corp.(a)	5,161	219,136
Bruker Corp.	190	9,092
Cantel Medical Corp.	60	5,537
Cardiovascular Systems Inc.(a)	105	4,812
Cooper Companies Inc. (The)	175	59,045
Cutera Inc.(a)	35	895
Danaher Corp.	1,621	227,750
Dentsply Sirona Inc.	465	25,319
Edwards Lifesciences Corp.(a)	820	174,537
Genomic Health Inc.(a)	60	4,378
Globus Medical Inc., Class A(a)	210	9,572
Haemonetics Corp.(a)	120	14,650
Henry Schein Inc.(a)(b)	500	33,270
Hill-Rom Holdings Inc.	200	21,328
Hologic Inc.(a)	820	42,025
ICU Medical Inc.(a)(b)	50	12,722
IDEXX Laboratories Inc.(a)	205	57,820
Inogen Inc.(a)	65	3,998
Insulet Corp.(a)	165	20,285
Integer Holdings Corp.(a)	75	6,565
Integra LifeSciences Holdings Corp.(a)	210	13,312
Intersect ENT Inc.(a)	55	1,087
Intuitive Surgical Inc.(a)	458	237,936
iRhythm Technologies Inc.(a)	70	5,820
LeMaitre Vascular Inc.	55	1,820
LivaNova PLC(a)	181	13,946
Luminex Corp.	115	2,499
Masimo Corp.(a)	185	29,202
Medtronic PLC	5,080	517,855
Merit Medical Systems Inc.(a)	170	6,708
Natus Medical Inc.(a)	105	3,262
Nevro Corp.(a)	80	5,349
Novocure Ltd.(a)	125	10,402
NuVasive Inc.(a)	180	11,988
OraSure Technologies Inc.(a)	195	1,628
Patterson Companies Inc.	250	4,950
Penumbra Inc.(a)(b)	105	17,598
Quidel Corp.(a)	100	5,903
ResMed Inc.	510	65,637
STAAR Surgical Co.(a)	134	3,928
Stryker Corp.	1,115	233,905
Tandem Diabetes Care Inc.(a)(b)	124	7,865
Teleflex Inc.	145	49,262
Thermo Fisher Scientific Inc.	874	242,692
Varex Imaging Corp.(a)	85	2,702
Varian Medical Systems Inc.(a)	230	26,995
Wright Medical Group NV(a)(b)	290	8,369
Zimmer Biomet Holdings Inc.	655	88,510

		3,483,051

Health Care – Services — 29.2%
Acadia Healthcare Co. Inc.(a)	320	10,221
Amedisys Inc.(a)	150	20,684
Anthem Inc.	840	247,472
Brookdale Senior Living Inc.(a)	595	4,635

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Services (continued)
Centene Corp.(a)	1,430	$74,489
Charles River Laboratories International Inc.(a)	45	6,054
Chemed Corp.	50	20,270
Cigna Corp.	981	166,692
Community Health Systems Inc.(a)	485	994
Covetrus Inc.(a)	200	4,734
DaVita Inc.(a)	574	34,354
Encompass Health Corp.	485	30,962
Ensign Group Inc. (The)	230	13,860
HCA Healthcare Inc.	1,103	147,262
Humana Inc.	580	172,115
Invitae Corp.(a)	246	6,615
IQVIA Holdings Inc.(a)	300	47,751
Laboratory Corp. of America Holdings(a)	364	60,977
LHC Group Inc.(a)	144	18,228
MEDNAX Inc.(a)	465	11,425
Molina Healthcare Inc.(a)	105	13,942
National HealthCare Corp.	40	3,504
Providence Service Corp. (The)(a)	50	2,787
Quest Diagnostics Inc.	531	54,204
Select Medical Holdings Corp.(a)	560	9,374
Syneos Health Inc.(a)	60	3,065
Teladoc Health Inc.(a)	160	10,918
Tenet Healthcare Corp.(a)	445	10,489
Tivity Health Inc.(a)	185	3,228
U.S. Physical Therapy Inc.	60	7,745
UnitedHealth Group Inc.	3,295	820,488
Universal Health Services Inc., Class B	371	55,969
WellCare Health Plans Inc.(a)	189	54,290

		2,149,797

Internet — 0.0%
HealthStream Inc.(a)	85	2,401

Pharmaceuticals — 10.8%
AbbVie Inc.	454	30,245
Akorn Inc.(a)	125	465
Allergan PLC	421	67,570
AmerisourceBergen Corp.	440	38,346
Bausch Health Companies Inc.(a)	90	2,157
Cardinal Health Inc.	960	43,901
CVS Health Corp.	3,728	208,283
DexCom Inc.(a)	248	38,904
Diplomat Pharmacy Inc.(a)	230	1,212
Johnson & Johnson	1,627	211,868
McKesson Corp.	525	72,949
Owens & Minor Inc.(b)	170	461
Pfizer Inc.	1,690	65,640
PRA Health Sciences Inc.(a)	70	6,994
Premier Inc., Class A(a)	235	9,106

		798,101

Security	Shares	Value

Real Estate Investment Trusts — 2.7%
CoreCivic Inc.	230	$3,903
GEO Group Inc. (The)	260	4,631
HCP Inc.	790	25,225
LTC Properties Inc.	75	3,457
Medical Properties Trust Inc.	1,155	20,212
National Health Investors Inc.	100	7,938
Omega Healthcare Investors Inc.	335	12,160
Physicians Realty Trust	410	7,056
Sabra Health Care REIT Inc.	400	8,256
Ventas Inc.	685	46,094
Welltower Inc.	735	61,093

		200,025

Retail — 0.9%
Rite Aid Corp.(a)(b)	136	948
Walgreens Boots Alliance Inc.	1,184	64,516

		65,464

Software — 1.1%
Cerner Corp.	949	67,996
Evolent Health Inc., Class A(a)	245	1,671
Omnicell Inc.(a)	105	7,897
Tabula Rasa HealthCare Inc.(a)	50	3,013

		80,577

Total Common Stocks — 99.2% (Cost: $6,529,674)		7,310,824

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	249,945	250,070
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	50,000	50,000

		300,070

Total Short-Term Investments — 4.1% (Cost: $300,064)		300,070

Total Investments in Securities — 103.3% (Cost: $6,829,738)		7,610,894

Other Assets, Less Liabilities — (3.3)%		(246,369)

Net Assets — 100.0%		$7,364,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,308	245,637	249,945	$250,070	$231	(b)	$1		$5
BlackRock Cash Funds: Treasury, SL Agency Shares	46,420	3,580	50,000	50,000	1,647		—		—

				$300,070	$1,878		$1		$5

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,310,824	$—	$—	$7,310,824
Money Market Funds	300,070	—	—	300,070

	$7,610,894	$—	$—	$7,610,894

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 39.3%
Abeona Therapeutics Inc.(a)	136	$352
ACADIA Pharmaceuticals Inc.(a)	412	10,127
Acceleron Pharma Inc.(a)	188	8,208
Achillion Pharmaceuticals Inc.(a)	624	2,752
Acorda Therapeutics Inc.(a)(b)	204	1,414
Aduro Biotech Inc.(a)	184	243
Agenus Inc.(a)	348	839
Alder Biopharmaceuticals Inc.(a)(b)	312	3,157
Alexion Pharmaceuticals Inc.(a)	845	95,730
Allakos Inc.(a)	74	2,573
Allogene Therapeutics Inc.(a)	117	3,627
Alnylam Pharmaceuticals Inc.(a)	414	32,122
AMAG Pharmaceuticals Inc.(a)	128	1,057
Amgen Inc.	1,284	239,569
Amicus Therapeutics Inc.(a)	876	10,862
AnaptysBio Inc.(a)	68	3,652
ANI Pharmaceuticals Inc.(a)	28	2,369
Apellis Pharmaceuticals Inc.(a)	135	3,771
Arena Pharmaceuticals Inc.(a)	256	16,046
ArQule Inc.(a)	498	5,025
Arrowhead Pharmaceuticals Inc.(a)	360	10,462
Assembly Biosciences Inc.(a)	88	1,100
Atara Biotherapeutics Inc.(a)(b)	128	1,827
Audentes Therapeutics Inc.(a)	128	4,982
AVEO Pharmaceuticals Inc.(a)(b)	536	333
BioCryst Pharmaceuticals Inc.(a)	428	1,357
Biogen Inc.(a)	726	172,657
Biohaven Pharmaceutical Holding Co. Ltd.(a)	83	3,572
BioMarin Pharmaceutical Inc.(a)	850	67,422
Bio-Rad Laboratories Inc., Class A(a)	8	2,519
Bluebird Bio Inc.(a)(b)	191	25,065
Blueprint Medicines Corp.(a)	184	18,428
Cambrex Corp.(a)	48	2,102
Cara Therapeutics Inc.(a)	144	3,447
Celgene Corp.(a)	2,438	223,955
Celldex Therapeutics Inc.(a)	44	96
ChemoCentryx Inc.(a)(b)	132	1,053
Cymabay Therapeutics Inc.(a)	319	1,971
CytomX Therapeutics Inc.(a)	156	1,608
Deciphera Pharmaceuticals Inc.(a)(b)	84	1,856
Denali Therapeutics Inc.(a)	344	7,344
Dicerna Pharmaceuticals Inc.(a)	192	2,617
Dynavax Technologies Corp.(a)	256	707
Editas Medicine Inc.(a)	192	4,848
Emergent BioSolutions Inc.(a)	128	5,650
Epizyme Inc.(a)	240	3,182
Esperion Therapeutics Inc.(a)(b)	124	4,922
Exact Sciences Corp.(a)	184	21,180
Exelixis Inc.(a)	1,288	27,396
Fate Therapeutics Inc.(a)(b)	220	4,851
FibroGen Inc.(a)	312	14,745
Five Prime Therapeutics Inc.(a)	180	920
Geron Corp.(a)	492	590
Gilead Sciences Inc.	3,230	211,630
GlycoMimetics Inc.(a)	185	1,708
Guardant Health Inc.(a)	39	3,666
Halozyme Therapeutics Inc.(a)	480	8,155
ImmunoGen Inc.(a)	758	1,706

Security	Shares	Value

Biotechnology (continued)
Immunomedics Inc.(a)	804	$11,859
Incyte Corp.(a)	356	30,232
Innoviva Inc.(a)	236	2,804
Insmed Inc.(a)	360	7,902
Intercept Pharmaceuticals Inc.(a)	88	5,531
Intrexon Corp.(a)	176	1,406
Ionis Pharmaceuticals Inc.(a)	580	38,199
Iovance Biotherapeutics Inc.(a)	396	9,738
Karyopharm Therapeutics Inc.(a)	224	1,973
Lexicon Pharmaceuticals Inc.(a)	212	286
Ligand Pharmaceuticals Inc.(a)	96	8,785
MacroGenics Inc.(a)	160	2,302
Medicines Co. (The)(a)	312	11,182
Myriad Genetics Inc.(a)	140	4,080
Nektar Therapeutics(a)	781	22,227
Novavax Inc.(a)	64	276
Omeros Corp.(a)(b)	188	2,916
Pieris Pharmaceuticals Inc.(a)	256	1,408
PTC Therapeutics Inc.(a)	202	9,730
Puma Biotechnology Inc.(a)	156	1,505
Radius Health Inc.(a)	200	4,292
Regeneron Pharmaceuticals Inc.(a)	348	106,057
REGENXBIO Inc.(a)	136	6,040
Retrophin Inc.(a)	188	3,721
Rigel Pharmaceuticals Inc.(a)	716	1,632
Rocket Pharmaceuticals Inc.(a)(b)	105	1,279
Sage Therapeutics Inc.(a)	227	36,397
Sangamo Therapeutics Inc.(a)	396	4,756
Seattle Genetics Inc.(a)	492	37,249
Solid Biosciences Inc.(a)	65	372
Sorrento Therapeutics Inc.(a)	276	742
Spark Therapeutics Inc.(a)	152	15,203
Stemline Therapeutics Inc.(a)	148	1,964
Theravance Biopharma Inc.(a)	94	1,960
Ultragenyx Pharmaceutical Inc.(a)	224	13,498
United Therapeutics Corp.(a)	188	14,897
Verastem Inc.(a)(b)	403	605
Vericel Corp.(a)	95	1,816
Vertex Pharmaceuticals Inc.(a)	1,181	196,778
Viking Therapeutics Inc.(a)(b)	258	1,984
ZIOPHARM Oncology Inc.(a)	608	4,220

		1,944,927

Electrical Components & Equipment — 0.2%
Universal Display Corp.	56	11,821

Health Care – Products — 5.6%
Abbott Laboratories	455	39,631
Abiomed Inc.(a)	32	8,914
Axogen Inc.(a)	56	1,007
Baxter International Inc.	604	50,718
Bio-Techne Corp.	44	9,247
Cooper Companies Inc. (The)	68	22,943
Glaukos Corp.(a)(b)	104	8,495
Globus Medical Inc., Class A(a)	84	3,829
Haemonetics Corp.(a)	52	6,348
Hologic Inc.(a)	144	7,380
ICU Medical Inc.(a)	20	5,089
IDEXX Laboratories Inc.(a)	66	18,615
Insulet Corp.(a)(b)	84	10,327
Integra LifeSciences Holdings Corp.(a)	68	4,311

32	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Products (continued)
Intersect ENT Inc.(a)	72	$1,423
Intuitive Surgical Inc.(a)	29	15,066
Lantheus Holdings Inc.(a)	112	2,533
Merit Medical Systems Inc.(a)	52	2,052
Nevro Corp.(a)	56	3,744
Novocure Ltd.(a)	152	12,649
OPKO Health Inc.(a)(b)	916	1,933
Penumbra Inc.(a)(b)	52	8,715
Quidel Corp.(a)	40	2,361
Repligen Corp.(a)	88	8,306
ResMed Inc.	180	23,166

		278,802

Health Care – Services — 1.2%
Catalent Inc.(a)	208	11,750
Charles River Laboratories International Inc.(a)	72	9,687
IQVIA Holdings Inc.(a)	208	33,107
Syneos Health Inc.(a)	112	5,722

		60,266

Pharmaceuticals — 52.0%
AbbVie Inc.	2,800	186,536
Aclaris Therapeutics Inc.(a)	136	174
Adamas Pharmaceuticals Inc.(a)(b)	92	576
Aerie Pharmaceuticals Inc.(a)	180	3,901
Agios Pharmaceuticals Inc.(a)	228	10,969
Aimmune Therapeutics Inc.(a)	192	3,696
Akcea Therapeutics Inc.(a)(b)	52	1,125
Akebia Therapeutics Inc.(a)	384	1,609
Akorn Inc.(a)	208	774
Alkermes PLC(a)	524	12,136
Allergan PLC	785	125,992
AmerisourceBergen Corp.	56	4,880
Amneal Pharmaceuticals Inc.(a)	537	1,965
Amphastar Pharmaceuticals Inc.(a)	132	2,660
Anika Therapeutics Inc.(a)	40	2,204
Athenex Inc.(a)	140	2,520
Axsome Therapeutics Inc.(a)	90	2,295
Bausch Health Companies Inc.(a)(b)	888	21,285
Bristol-Myers Squibb Co.	4,635	205,840
Catalyst Pharmaceuticals Inc.(a)	301	1,502
Clovis Oncology Inc.(a)(b)	232	2,448
Coherus Biosciences Inc.(a)	196	3,297
Collegium Pharmaceutical Inc.(a)	108	1,185
Concert Pharmaceuticals Inc.(a)	96	966
Corbus Pharmaceuticals Holdings Inc.(a)(b)	224	1,344
Corcept Therapeutics Inc.(a)(b)	440	4,954
Cyclerion Therapeutics Inc.(a)	60	557
Cytokinetics Inc.(a)	216	2,633
Dermira Inc.(a)	276	2,432
DexCom Inc.(a)	135	21,177
Dova Pharmaceuticals Inc.(a)	64	1,023
Eagle Pharmaceuticals Inc./DE(a)	56	3,072
Elanco Animal Health Inc.(a)	510	16,810
Eli Lilly & Co.	2,116	230,538
Enanta Pharmaceuticals Inc.(a)	68	5,101
Endo International PLC(a)	202	640
Flexion Therapeutics Inc.(a)	156	1,566
G1 Therapeutics Inc.(a)(b)	88	2,183
Global Blood Therapeutics Inc.(a)	220	12,056
Heron Therapeutics Inc.(a)	328	5,720

Security	Shares	Value

Pharmaceuticals (continued)
Horizon Therapeutics PLC(a)	576	$14,337
Intellia Therapeutics Inc.(a)	136	2,462
Intra-Cellular Therapies Inc.(a)	208	1,737
Ironwood Pharmaceuticals Inc.(a)	600	6,378
Jazz Pharmaceuticals PLC(a)	166	23,137
Johnson & Johnson	4,154	540,934
Jounce Therapeutics Inc.(a)	72	345
Kura Oncology Inc.(a)	148	2,830
La Jolla Pharmaceutical Co.(a)	92	769
Lannett Co. Inc.(a)(b)	116	820
Madrigal Pharmaceuticals Inc.(a)(b)	16	1,397
Mallinckrodt PLC(a)	174	1,185
MediciNova Inc.(a)	164	1,565
Merck & Co. Inc.	4,785	397,107
Mirati Therapeutics Inc.(a)	155	16,399
Momenta Pharmaceuticals Inc.(a)	324	3,661
Mylan NV(a)	1,111	23,220
MyoKardia Inc.(a)	140	7,620
Neurocrine Biosciences Inc.(a)	442	42,604
Pacira BioScience Inc.(a)	152	6,671
Paratek Pharmaceuticals Inc.(a)(b)	124	401
Perrigo Co. PLC	126	6,805
Pfizer Inc.	8,828	342,880
Portola Pharmaceuticals Inc.(a)(b)	356	9,498
PRA Health Sciences Inc.(a)	84	8,392
Prestige Consumer Healthcare Inc.(a)(b)	64	2,214
Progenics Pharmaceuticals Inc.(a)	308	1,657
Ra Pharmaceuticals Inc.(a)	99	3,370
Reata Pharmaceuticals Inc., Class A(a)(b)	72	6,527
Revance Therapeutics Inc.(a)	144	1,812
Rhythm Pharmaceuticals Inc.(a)(b)	80	1,540
Sarepta Therapeutics Inc.(a)(b)	310	46,144
Spectrum Pharmaceuticals Inc.(a)	468	3,547
Supernus Pharmaceuticals Inc.(a)(b)	220	7,341
Synergy Pharmaceuticals Inc.(a)(b)	1,136	7
TG Therapeutics Inc.(a)	236	1,768
TherapeuticsMD Inc.(a)(b)	640	1,376
Tricida Inc.(a)	76	2,399
Vanda Pharmaceuticals Inc.(a)	224	2,789
Voyager Therapeutics Inc.(a)	128	2,817
Xencor Inc.(a)	240	10,565
Zoetis Inc.	816	93,750
Zogenix Inc.(a)	152	7,322

		2,572,440

Telecommunications — 0.1%
InterDigital Inc.	36	2,319

Total Common Stocks — 98.4% (Cost: $4,923,872)		4,870,575

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	187,167	187,261

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	73,000	$73,000

		260,261

Total Short-Term Investments — 5.3% (Cost: $260,217)		260,261

Total Investments in Securities — 103.7% (Cost: $5,184,089)		5,130,836

Other Assets, Less Liabilities — (3.7)%		(182,029)

Net Assets — 100.0%		$4,948,807

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	80,074	107,093	187,167	$187,261	$2,450	(b)	$14		$36
BlackRock Cash Funds: Treasury, SL Agency Shares	53,493	19,507	73,000	73,000	1,033		—		—

				$260,261	$3,483		$14		$36

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,870,575	$—	$—	$4,870,575
Money Market Funds	260,261	—	—	260,261

	$5,130,836	$—	$—	$5,130,836

See notes to financial statements.

34	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Advertising — 0.1%
National CineMedia Inc.	1,205	$8,580

Commercial Services — 1.9%
Graham Holdings Co., Class B	60	44,564
Nielsen Holdings PLC	3,520	81,523
Viad Corp.	80	5,531

		131,618

Entertainment — 6.2%
AMC Entertainment Holdings Inc., Class A	550	6,506
Churchill Downs Inc.	154	18,426
Cinemark Holdings Inc.	1,555	62,076
Eldorado Resorts Inc.(a)	90	4,061
IMAX Corp.(a)	960	21,072
International Speedway Corp., Class A	350	15,778
Lions Gate Entertainment Corp., Class A	1,595	20,591
Lions Gate Entertainment Corp., Class B, NVS	3,209	39,118
Live Nation Entertainment Inc.(a)	1,260	90,796
Madison Square Garden Co. (The), Class A(a)	240	69,610
Penn National Gaming Inc.(a)	160	3,123
Reading International Inc., Class A, NVS(a)	225	2,936
Scientific Games Corp./DE, Class A(a)	405	8,282
SeaWorld Entertainment Inc.(a)	595	18,189
Six Flags Entertainment Corp.	935	49,396
Speedway Motorsports Inc.	185	3,663

		433,623

Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	705	48,010

Internet — 14.7%
Alphabet Inc., Class A(a)	114	138,875
Alphabet Inc., Class C, NVS(a)	113	137,485
IAC/InterActiveCorp.(a)	650	155,383
Netflix Inc.(a)	900	290,691
New Media Investment Group Inc.	590	6,354
Roku Inc.(a)(b)	800	82,664
Snap Inc., Class A, NVS(a)	869	14,599
Twitter Inc.(a)	5,059	214,046

		1,040,097

Leisure Time — 0.3%
Carnival Corp.	326	15,397
Liberty TripAdvisor Holdings Inc., Class A(a)	436	5,036

		20,433

Lodging — 1.0%
Las Vegas Sands Corp.	1,096	66,242
Marcus Corp. (The)	150	5,249

		71,491

Media — 59.4%
Altice USA Inc., Class A(a)	3,969	102,440
AMC Networks Inc., Class A(a)	1,080	57,650
Cable One Inc.	60	73,008
CBS Corp., Class B, NVS	6,118	315,138
Central European Media Enterprises Ltd., Class A(a)	1,111	5,222
Charter Communications Inc., Class A(a)	945	364,184
Comcast Corp., Class A	10,285	444,003
Discovery Inc., Class A(a)	3,440	104,266
Discovery Inc., Class C, NVS(a)	8,118	229,252
DISH Network Corp., Class A(a)	3,444	116,614
Entercom Communications Corp., Class A	3,310	18,801

Security	Shares	Value
Media (continued)
Entravision Communications Corp., Class A	758	$2,471
EW Scripps Co. (The), Class A, NVS	1,720	26,368
Fox Corp., Class A, NVS	2,033	75,872
Fox Corp., Class B	2,032	75,590
Gannett Co. Inc.	1,245	12,761
Gray Television Inc.(a)	2,360	41,890
Hemisphere Media Group Inc.(a)	515	6,340
Houghton Mifflin Harcourt Co.(a)	645	3,773
John Wiley & Sons Inc., Class A	254	11,560
Liberty Broadband Corp., Class A(a)	360	35,348
Liberty Broadband Corp., Class C, NVS(a)	1,645	163,694
Liberty Global PLC, Class A(a)	1,555	41,472
Liberty Global PLC, Class C, NVS(a)	5,038	131,190
Liberty Latin America Ltd., Class A(a)	193	3,163
Liberty Latin America Ltd., Class C, NVS(a)	913	14,973
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	536	22,314
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	526	22,018
Meredith Corp.	950	52,117
MSG Networks Inc., Class A(a)	1,315	24,972
New York Times Co. (The), Class A	2,360	84,205
News Corp., Class A, NVS	6,919	91,054
News Corp., Class B	2,160	29,074
Nexstar Media Group Inc., Class A	1,280	130,266
Saga Communications Inc., Class A	135	4,215
Scholastic Corp., NVS	270	9,226
Sinclair Broadcast Group Inc., Class A	1,618	81,305
Sirius XM Holdings Inc.	21,555	134,934
TEGNA Inc.	5,365	81,494
Tribune Media Co., Class A	1,565	72,726
Viacom Inc., Class A	275	9,614
Viacom Inc., Class B, NVS	9,580	290,753
Walt Disney Co. (The)	3,433	490,953
World Wrestling Entertainment Inc., Class A	1,139	82,896

		4,191,179

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	575	46,529
Ryman Hospitality Properties Inc.	105	7,875

		54,404

Retail — 0.9%
Qurate Retail Inc.(a)	4,300	60,802

Software — 9.0%
Activision Blizzard Inc.	5,640	274,894
Daily Journal Corp.(a)	10	2,481
Electronic Arts Inc.(a)	2,239	207,107
Glu Mobile Inc.(a)	1,005	7,497
Take-Two Interactive Software Inc.(a)	873	106,960
TiVo Corp.	1,635	12,393
Zynga Inc., Class A(a)	3,825	24,404

		635,736

Telecommunications — 0.9%
AT&T Inc.	1,476	50,258
Harmonic Inc.(a)(b)	580	4,333
Shenandoah Telecommunications Co.	271	10,666

		65,257

Toys, Games & Hobbies — 3.4%
Hasbro Inc.	1,640	198,702

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Toys, Games & Hobbies (continued)
Mattel Inc.(a)	2,983	$43,552

		242,254

Total Common Stocks — 99.3% (Cost: $6,476,622)		7,003,484

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	87,096	87,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	51,000	51,000

		138,140

Total Short-Term Investments — 1.9% (Cost: $138,130)		138,140

Total Investments in Securities — 101.2% (Cost: $6,614,752)		7,141,624

Other Assets, Less Liabilities — (1.2)%		(85,798)

Net Assets — 100.0%		$7,055,826

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	381,922	(294,826)	87,096	$87,140	$1,468	(b)	$12		$(28)
BlackRock Cash Funds: Treasury, SL Agency Shares	178,979	(127,979)	51,000	51,000	2,313		—		—

				$138,140	$3,781		$12		$(28)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,003,484	$—	$—	$7,003,484
Money Market Funds	138,140	—	—	138,140

	$7,141,624	$—	$—	$7,141,624

See notes to financial statements.

36	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments July 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Advertising — 0.3%
Omnicom Group Inc.	319	$25,590
Trade Desk Inc. (The), Class A(a)(b)	55	14,482

		40,072

Aerospace & Defense — 0.1%
Raytheon Co.	66	12,031

Banks — 0.4%
JPMorgan Chase & Co.	516	59,856

Commercial Services — 4.7%
2U Inc.(a)	77	986
Automatic Data Processing Inc.	616	102,576
Booz Allen Hamilton Holding Corp.	165	11,344
CoreLogic Inc.(a)(b)	99	4,511
CoStar Group Inc.(a)	44	27,078
Equifax Inc.	154	21,420
Euronet Worldwide Inc.(a)	55	8,575
FleetCor Technologies Inc.(a)	110	31,259
Gartner Inc.(a)(b)	176	24,522
Global Payments Inc.	209	35,095
IHS Markit Ltd.(a)	496	31,952
Korn Ferry	88	3,457
LiveRamp Holdings Inc.(a)	52	2,740
ManpowerGroup Inc.	77	7,034
MarketAxess Holdings Inc.	33	11,122
Moody’s Corp.	143	30,651
Nielsen Holdings PLC	372	8,615
Paylocity Holding Corp.(a)	110	11,230
PayPal Holdings Inc.(a)	1,771	195,518
Robert Half International Inc.	121	7,310
S&P Global Inc.	264	64,667
Sabre Corp.	341	8,017
Square Inc., Class A(a)(b)	593	47,683
Total System Services Inc.	187	25,380
TransUnion	264	21,856
Verisk Analytics Inc.	165	25,034
WEX Inc.(a)	44	9,595

		779,227

Computers — 14.6%
Accenture PLC, Class A	1,164	224,163
Apple Inc.	6,850	1,459,324
Cognizant Technology Solutions Corp., Class A	1,100	71,654
Conduent Inc.(a)	275	2,503
Dell Technologies Inc., Class C(a)	276	15,936
DXC Technology Co.	616	34,354
Elastic NV(a)	100	9,883
EPAM Systems Inc.(a)	88	17,054
Fortinet Inc.(a)	352	28,269
Genpact Ltd.	253	10,039
Hewlett Packard Enterprise Co.	3,245	46,631
HP Inc.	2,134	44,899
International Business Machines Corp.	2,186	324,053
Lumentum Holdings Inc.(a)	66	3,738
NCR Corp.(a)	176	5,951
NetApp Inc.	660	38,603
NetScout Systems Inc.(a)(b)	187	4,869
Nutanix Inc., Class A(a)	242	5,493
Pure Storage Inc., Class A(a)(b)	242	3,664

Security	Shares	Value
Computers (continued)
Qualys Inc.(a)(b)	88	$7,617
Seagate Technology PLC	396	18,339
Western Digital Corp.	528	28,454

		2,405,490

Distribution & Wholesale — 0.1%
Copart Inc.(a)	132	10,234
IAA Inc.(a)	99	4,628
KAR Auction Services Inc.	99	2,647

		17,509

Diversified Financial Services — 6.6%
Alliance Data Systems Corp.	55	8,631
Cboe Global Markets Inc.	110	12,024
CME Group Inc.	330	64,158
Deluxe Corp.	77	3,436
Discover Financial Services	88	7,897
Interactive Brokers Group Inc., Class A	66	3,383
Intercontinental Exchange Inc.	638	56,055
Invesco Ltd.	244	4,682
Mastercard Inc., Class A	1,388	377,911
Nasdaq Inc.	121	11,661
SEI Investments Co.	132	7,866
TD Ameritrade Holding Corp.	231	11,804
Visa Inc., Class A	2,893	514,954
Western Union Co. (The)	429	9,009

		1,093,471

Electronics — 0.5%
Arrow Electronics Inc.(a)	88	6,390
Avnet Inc.	165	7,494
Coherent Inc.(a)	22	3,055
Garmin Ltd.	100	7,859
Jabil Inc.	165	5,095
Keysight Technologies Inc.(a)	231	20,679
National Instruments Corp.	209	8,728
SYNNEX Corp.	44	4,336
Tech Data Corp.(a)	66	6,688
Trimble Inc.(a)	286	12,086

		82,410

Health Care - Products — 0.1%
Align Technology Inc.(a)	74	15,472

Health Care - Services — 0.1%
IQVIA Holdings Inc.(a)	121	19,260

Insurance — 0.5%
Aon PLC	186	35,200
Marsh & McLennan Companies Inc.	297	29,344
Willis Towers Watson PLC	103	20,108

		84,652

Internet — 26.2%
Alphabet Inc., Class A(a)	602	733,356
Alphabet Inc., Class C, NVS(a)	613	745,825
Amazon.com Inc.(a)	629	1,174,205
Anaplan Inc.(a)	316	17,993
Booking Holdings Inc.(a)	54	101,877
CDW Corp./DE	242	28,595
eBay Inc.	1,693	69,735
Etsy Inc.(a)	109	7,305
Expedia Group Inc.	143	18,982
F5 Networks Inc.(a)	143	20,981

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet (continued)
Facebook Inc., Class A(a)	4,818	$935,800
FireEye Inc.(a)	341	5,115
GoDaddy Inc., Class A(a)	253	18,565
GrubHub Inc.(a)	99	6,695
IAC/InterActiveCorp.(a)	99	23,666
MercadoLibre Inc.(a)	66	41,014
Netflix Inc.(a)	297	95,928
Okta Inc.(a)	187	24,465
Palo Alto Networks Inc.(a)	220	49,839
Proofpoint Inc.(a)	121	15,270
RingCentral Inc., Class A(a)	121	17,179
Roku Inc.(a)(b)	142	14,673
Snap Inc., Class A, NVS(a)	737	12,381
Stamps.com Inc.(a)	33	1,576
Symantec Corp.	1,089	23,479
Twitter Inc.(a)	1,266	53,564
VeriSign Inc.(a)	154	32,508
Yelp Inc.(a)	132	4,627
Zendesk Inc.(a)	187	15,626
Zillow Group Inc., Class C, NVS(a)	154	7,694

		4,318,518

Machinery — 0.1%
Cognex Corp.	220	9,682
Rockwell Automation Inc.	44	7,075

		16,757

Media — 0.1%
FactSet Research Systems Inc.	55	15,251

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	88	18,558

Real Estate — 0.0%
Jones Lang LaSalle Inc.	44	6,410

Real Estate Investment Trusts — 0.4%
Digital Realty Trust Inc.	206	23,558
Equinix Inc.	78	39,164
Iron Mountain Inc.	297	8,735

		71,457

Retail — 0.1%
Best Buy Co. Inc.	154	11,786

Semiconductors — 8.8%
Advanced Micro Devices Inc.(a)	1,694	51,582
Analog Devices Inc.	407	47,806
Applied Materials Inc.	1,087	53,665
Broadcom Inc.	529	153,405
Cypress Semiconductor Corp.	594	13,644
Intel Corp.	5,432	274,588
KLA Corp.	220	29,990
Lam Research Corp.	176	36,715
Marvell Technology Group Ltd.	1,440	37,814
Maxim Integrated Products Inc.	451	26,695
Microchip Technology Inc.	352	33,236
Micron Technology Inc.(a)	1,801	80,847
Monolithic Power Systems Inc.	66	9,779
NVIDIA Corp.	1,405	237,052
QUALCOMM Inc.	1,827	133,663
Silicon Laboratories Inc.(a)	77	8,640
Skyworks Solutions Inc.	264	22,514
Texas Instruments Inc.	1,211	151,387

Security	Shares	Value
Semiconductors (continued)
Xilinx Inc.	462	$52,765

		1,455,787

Software — 30.6%
ACI Worldwide Inc.(a)	220	7,383
Activision Blizzard Inc.	781	38,066
Adobe Inc.(a)	1,078	322,171
Akamai Technologies Inc.(a)	330	29,083
ANSYS Inc.(a)	154	31,280
Aspen Technology Inc.(a)	110	14,506
Autodesk Inc.(a)	459	71,682
Black Knight Inc.(a)	154	9,751
Blackbaud Inc.	99	9,009
Box Inc., Class A(a)	297	4,912
Broadridge Financial Solutions Inc.	154	19,576
Cadence Design Systems Inc.(a)	539	39,838
CDK Global Inc.	209	10,841
Ceridian HCM Holding Inc.(a)	211	11,248
Cerner Corp.	319	22,856
Citrix Systems Inc.	308	29,026
Cloudera Inc.(a)(b)	253	1,513
CommVault Systems Inc.(a)	99	4,499
Cornerstone OnDemand Inc.(a)	132	7,814
Coupa Software Inc.(a)	176	23,885
DocuSign Inc.(a)	383	19,809
Dropbox Inc., Class A(a)	726	17,105
Electronic Arts Inc.(a)	407	37,648
Fair Isaac Corp.(a)	55	19,108
Fidelity National Information Services Inc.	806	107,426
Fiserv Inc.(a)	854	90,037
Guidewire Software Inc.(a)	143	14,597
HubSpot Inc.(a)	77	13,761
Intuit Inc.	440	122,016
j2 Global Inc.	77	6,860
Jack Henry & Associates Inc.	132	18,440
Manhattan Associates Inc.(a)(b)	143	12,154
Medidata Solutions Inc.(a)(b)	110	10,051
Microsoft Corp.	18,808	2,562,966
MSCI Inc.	132	29,996
New Relic Inc.(a)	99	9,224
Nuance Communications Inc.(a)(b)	594	9,884
Oracle Corp.	6,481	364,880
Paychex Inc.	504	41,857
Paycom Software Inc.(a)	99	23,834
Pegasystems Inc.	88	6,653
Progress Software Corp.	121	5,238
PTC Inc.(a)	264	17,894
RealPage Inc.(a)	99	6,186
salesforce.com Inc.(a)	1,859	287,216
ServiceNow Inc.(a)	429	119,000
Splunk Inc.(a)	341	46,141
SS&C Technologies Holdings Inc.	286	13,714
Synopsys Inc.(a)	308	40,890
Tableau Software Inc., Class A(a)	165	27,972
Teradata Corp.(a)	264	9,668
Twilio Inc., Class A(a)	305	42,429
Tyler Technologies Inc.(a)(b)	66	15,401
Veeva Systems Inc., Class A(a)	242	40,148
Verint Systems Inc.(a)	132	7,639
VMware Inc., Class A	176	30,710
Workday Inc., Class A(a)	352	70,393

38	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) July 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Zynga Inc., Class A(a)	1,199	$7,650

		5,035,534

Telecommunications — 4.1%
Arista Networks Inc.(a)	132	36,095
Ciena Corp.(a)	264	11,938
Cisco Systems Inc.	10,120	560,648
CommScope Holding Co. Inc.(a)(b)	176	2,513
Juniper Networks Inc.	781	21,103
LogMeIn Inc.	110	8,357
Motorola Solutions Inc.	176	29,209
Zayo Group Holdings Inc.(a)	187	6,308

		676,171

Transportation — 0.2%
Expeditors International of Washington Inc.	143	10,918
FedEx Corp.	55	9,379
XPO Logistics Inc.(a)(b)	44	2,969

		23,266

Total Common Stocks — 98.7% (Cost: $14,882,941)		16,258,945

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	149,562	149,637

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	188,000	$188,000

		337,637

Total Short-Term Investments — 2.1% (Cost: $337,628)		337,637

Total Investments in Securities — 100.8% (Cost: $15,220,569)		16,596,582

Other Assets, Less Liabilities — (0.8)%		(126,159)

Net Assets — 100.0%		$16,470,423

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	51,044	98,518	149,562	$149,637	$128	(b)	$7		$6
BlackRock Cash Funds: Treasury, SL Agency Shares	43,533	144,467	188,000	188,000	1,268		—		—

				$337,637	$1,396		$7		$6

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,258,945	$—	$—	$16,258,945
Money Market Funds	337,637	—	—	337,637

	$16,596,582	$—	$—	$16,596,582

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Statements of Assets and Liabilities

July 31, 2019

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,113,518	$5,862,265	$4,941,650	$7,310,824
Affiliated(c)	47,021	56,828	25,490	300,070
Cash	332	919	536	80
Receivables:
Investments sold	—	—	17,393	—
Securities lending income — Affiliated	15	49	2	66
Dividends	4,908	3,638	3,706	4,679

Total assets	4,165,794	5,923,699	4,988,777	7,615,719

LIABILITIES
Collateral on securities loaned, at value	28,023	27,792	1,490	250,063
Payables:
Investments purchased	—	—	15,358	—
Investment advisory fees	633	909	754	1,131

Total liabilities	28,656	28,701	17,602	251,194

NET ASSETS	$4,137,138	$5,894,998	$4,971,175	$7,364,525

NET ASSETS CONSIST OF:
Paid-in capital	$3,703,786	$4,957,446	$4,938,160	$6,520,471
Accumulated earnings	433,352	937,552	33,015	844,054

NET ASSETS	$4,137,138	$5,894,998	$4,971,175	$7,364,525

Shares outstanding	150,000	200,000	200,000	250,000

Net asset value	$27.58	$29.47	$24.86	$29.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$27,068	$27,010	$1,434	$240,348
(b) Investments, at cost — Unaffiliated	$3,686,590	$4,947,805	$4,873,323	$6,529,674
(c) Investments, at cost — Affiliated	$47,021	$56,825	$25,490	$300,064

See notes to financial statements.

40	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

July 31, 2019

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,870,575	$7,003,484	$16,258,945
Affiliated(c)	260,261	138,140	337,637
Cash	565	308	650
Receivables:
Investments sold	—	—	49,527
Securities lending income — Affiliated	140	35	13
Capital shares sold	—	—	18,249
Dividends	5,235	2,043	2,021

Total assets	5,136,776	7,144,010	16,667,042

LIABILITIES
Collateral on securities loaned, at value	187,199	87,102	149,620
Payables:
Investments purchased	—	—	44,929
Investment advisory fees	770	1,082	2,070

Total liabilities	187,969	88,184	196,619

NET ASSETS	$4,948,807	$7,055,826	$16,470,423

NET ASSETS CONSIST OF:
Paid-in capital	$4,918,256	$6,327,114	$15,069,435
Accumulated earnings	30,551	728,712	1,400,988

NET ASSETS	$4,948,807	$7,055,826	$16,470,423

Shares outstanding	200,000	250,000	550,000

Net asset value	$24.74	$28.22	$29.95

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$179,990	$83,547	$145,707
(b) Investments, at cost — Unaffiliated	$4,923,872	$6,476,622	$14,882,941
(c) Investments, at cost — Affiliated	$260,217	$138,130	$337,628

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations

Year Ended July 31, 2019

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$104,654	$87,074	$108,181	$59,952
Dividends — Affiliated	1,118	695	804	1,647
Securities lending income — Affiliated — net	35	296	5	231
Foreign taxes withheld	—	—	(25)	—

Total investment income	105,807	88,065	108,965	61,830

EXPENSES
Investment advisory fees	6,873	9,884	8,423	9,808

Total expenses	6,873	9,884	8,423	9,808

Net investment income	98,934	78,181	100,542	52,022

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	8,803	33,848	(20,809)	94,306
Investments — Affiliated	(6)	32	—	1
In-kind redemptions — Unaffiliated	14	—	—	115,996

Net realized gain (loss)	8,811	33,880	(20,809)	210,303

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	409,474	506,932	72,632	251,230
Investments — Affiliated	—	—	—	5

Net change in unrealized appreciation (depreciation)	409,474	506,932	72,632	251,235

Net realized and unrealized gain	418,285	540,812	51,823	461,538

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$517,219	$618,993	$152,365	$513,560

See notes to financial statements.

42	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended July 31, 2019

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$79,512	$60,985	$67,194
Dividends — Affiliated	1,033	2,313	1,268
Securities lending income — Affiliated — net	2,450	1,468	128
Foreign taxes withheld	—	(50)	—

Total investment income	82,995	64,716	68,590

EXPENSES
Investment advisory fees	9,165	9,917	12,029

Total expenses	9,165	9,917	12,029

Net investment income	73,830	54,799	56,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	78,930	208,241	40,928
Investments — Affiliated	14	12	7

Net realized gain	78,944	208,253	40,935

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(309,492)	249,971	1,019,554
Investments — Affiliated	36	(28)	6

Net change in unrealized appreciation (depreciation)	(309,456)	249,943	1,019,560

Net realized and unrealized gain (loss)	(230,512)	458,196	1,060,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(156,682)	$512,995	$1,117,056

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF			iShares Evolved U.S. Discretionary Spending ETF
	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$98,934	$57,952		$78,181	$22,619
Net realized gain	8,811	820		33,880	465
Net change in unrealized appreciation (depreciation)	409,474	17,454		506,932	407,531

Net increase in net assets resulting from operations	517,219	76,226		618,993	430,615

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(135,321)	(32,423)		(92,875)	(18,716)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	3,711,437		—	4,956,981

NET ASSETS(c)
Total increase in net assets	381,898	3,755,240		526,118	5,368,880
Beginning of period	3,755,240	—		5,368,880	—

End of period	$4,137,138	$3,755,240		$5,894,998	$5,368,880

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

44	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF
	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18 (a)	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$100,542	$28,245	$52,022	$15,993
Net realized gain (loss)	(20,809)	(21,490)	210,303	(13)
Net change in unrealized appreciation (depreciation)	72,632	(4,305)	251,235	529,921

Net increase in net assets resulting from operations	152,365	2,450	513,560	545,901

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(100,143)	(21,657)	(80,138)	(11,128)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,938,160	1,435,729	4,960,601

NET ASSETS(c)
Total increase in net assets	52,222	4,918,953	1,869,151	5,495,374
Beginning of period	4,918,953	—	5,495,374	—

End of period	$4,971,175	$4,918,953	$7,364,525	$5,495,374

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Innovative Healthcare ETF			iShares Evolved U.S. Media and Entertainment ETF
	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$73,830	$21,582		$54,799	$18,568
Net realized gain	78,944	26,905		208,253	13,093
Net change in unrealized appreciation (depreciation)	(309,456)	256,203		249,943	276,929

Net increase (decrease) in net assets resulting from operations	(156,682)	304,690		512,995	308,590

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(100,052)	(17,405)		(81,138)	(11,735)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,918,256		1,347,171	4,979,943

NET ASSETS(c)
Total increase (decrease) in net assets	(256,734)	5,205,541		1,779,028	5,276,798
Beginning of period	5,205,541	—		5,276,798	—

End of period	$4,948,807	$5,205,541		$7,055,826	$5,276,798

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

46	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Technology ETF
	Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$56,561	$12,558
Net realized gain	40,935	144
Net change in unrealized appreciation (depreciation)	1,019,560	356,453

Net increase in net assets resulting from operations	1,117,056	369,155

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(74,296)	(10,692)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,161,391	4,907,809

NET ASSETS(c)
Total increase in net assets	11,204,151	5,266,272
Beginning of period	5,266,272	—

End of period	$16,470,423	$5,266,272

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

(For a share outstanding throughout each period)

iShares Evolved U.S. Consumer Staples ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$25.03	$24.62

Net investment income(b)	0.66	0.31	(c)
Net realized and unrealized gain(d)	2.80	0.26

Net increase from investment operations	3.46	0.57

Distributions(e)
From net investment income	(0.85)	(0.16)
From net realized gain	(0.06)	—

Total distributions	(0.91)	(0.16)

Net asset value, end of period	$27.58	$25.03

Total Return
Based on net asset value	14.23%	2.34	%(f)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(g)

Net investment income	2.59%	3.58	%(c)(g)

Supplemental Data
Net assets, end of period (000)	$4,137	$3,755

Portfolio turnover rate(h)	9%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Discretionary Spending ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.84	$24.95

Net investment income(b)	0.39	0.12
Net realized and unrealized gain(c)	2.70	1.86

Net increase from investment operations	3.09	1.98

Distributions(d)
From net investment income	(0.41)	(0.09)
From net realized gain	(0.05)	—

Total distributions	(0.46)	(0.09)

Net asset value, end of period	$29.47	$26.84

Total Return
Based on net asset value	11.73%	7.96	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	1.42%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$5,895	$5,369

Portfolio turnover rate(g)	11%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Financials ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$24.59	$24.98

Net investment income(b)	0.50	0.15
Net realized and unrealized gain (loss)(c)	0.27	(0.43)

Net increase (decrease) from investment operations	0.77	(0.28)

Distributions(d)
From net investment income	(0.50)	(0.11)

Total distributions	(0.50)	(0.11)

Net asset value, end of period	$24.86	$24.59

Total Return
Based on net asset value	3.35%	(1.11	)%(e)(f)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(g)

Net investment income	2.15%	1.65	%(g)

Supplemental Data
Net assets, end of period (000)	$4,971	$4,919

Portfolio turnover rate(h)	10%	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Healthcare Staples ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$27.48	$24.86

Net investment income(b)	0.27	0.08
Net realized and unrealized gain(c)	2.11	2.60

Net increase from investment operations	2.38	2.68

Distributions(d)
From net investment income	(0.28)	(0.06)
From net realized gain	(0.12)	—

Total distributions	(0.40)	(0.06)

Net asset value, end of period	$29.46	$27.48

Total Return
Based on net asset value	8.77%	10.77	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	0.95%	0.87	%(f)

Supplemental Data
Net assets, end of period (000)	$7,365	$5,495

Portfolio turnover rate(g)	12%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Innovative Healthcare ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.03	$24.97

Net investment income(b)	0.37	0.11
Net realized and unrealized gain (loss)(c)	(1.15)	1.04

Net increase (decrease) from investment operations	(0.78)	1.15

Distributions(d)
From net investment income	(0.36)	(0.09)
From net realized gain	(0.15)	—

Total distributions	(0.51)	(0.09)

Net asset value, end of period	$24.74	$26.03

Total Return
Based on net asset value	(3.04)%	4.62	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	1.45%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$4,949	$5,206

Portfolio turnover rate(g)	8%	3	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Media and Entertainment ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.38	$25.05

Net investment income(b)	0.26	0.10
Net realized and unrealized gain(c)	1.97	1.29

Net increase from investment operations	2.23	1.39

Distributions(d)
From net investment income	(0.26)	(0.06)
From net realized gain	(0.13)	—

Total distributions	(0.39)	(0.06)

Net asset value, end of period	$28.22	$26.38

Total Return
Based on net asset value	8.64%	5.54	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	0.99%	1.04	%(f)

Supplemental Data
Net assets, end of period (000)	$7,056	$5,277

Portfolio turnover rate(g)	10%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Evolved U.S. Technology ETF
Year Ended 07/31/19	Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.33	$24.89

Net investment income(b)	0.23	0.06
Net realized and unrealized gain(c)	3.73	1.43

Net increase from investment operations	3.96	1.49

Distributions(d)
From net investment income	(0.27)	(0.05)
From net realized gain	(0.07)	—

Total distributions	(0.34)	(0.05)

Net asset value, end of period	$29.95	$26.33

Total Return
Based on net asset value	15.27%	6.00	%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18	%(f)

Net investment income	0.85%	0.70	%(f)

Supplemental Data
Net assets, end of period (000)	$16,470	$5,266

Portfolio turnover rate(g)	7%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Non-diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (continued)

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

56	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Evolved U.S. Consumer Staples
Barclays Capital Inc.	$17,539	$17,539	$—	$—
HSBC Bank PLC	5,306	5,306	—	—
JPMorgan Securities LLC	4,223	4,223	—	—

	$27,068	$27,068	$—	$—

Evolved U.S. Discretionary Spending
BofA Securities, Inc.	$4,125	$4,125	$—	$—
Citigroup Global Markets Inc.	2,205	2,205	—	—
Credit Suisse Securities (USA) LLC	2,620	2,620	—	—
HSBC Bank PLC	2,584	2,584	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,186	14,186	—	—
RBC Capital Markets LLC	1,290	1,290	—	—

	$27,010	$27,010	$—	$—

Evolved U.S. Financials
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$1,434	$1,434	$—	$—

Evolved U.S. Healthcare Staples
Barclays Capital Inc.	$1,419	$1,419	$—	$—
Citigroup Global Markets Inc.	17,914	17,914	—	—
Credit Suisse Securities (USA) LLC	35,180	35,180	—	—
HSBC Bank PLC	7,865	7,865	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	164,730	164,730	—	—
UBS AG	13,240	13,240	—	—

	$240,348	$240,348	$—	$—

Evolved U.S. Innovative Healthcare
Barclays Capital Inc.	$8,703	$8,703	$—	$—
Citigroup Global Markets Inc.	26,893	26,893	—	—
Credit Suisse AG Dublin Branch	1,376	1,376	—	—
Credit Suisse Securities (USA) LLC	1,506	1,506	—	—
HSBC Bank PLC	10,985	10,985	—	—
Jefferies LLC	4,954	4,954	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	69,517	69,517	—	—
TD Prime Services LLC	46,144	46,144	—	—
UBS AG	9,912	9,912	—	—

	$179,990	$179,990	$—	$—

Evolved U.S. Media and Entertainment
Citigroup Global Markets Inc.	$3,466	$3,466	$—	$—
Credit Suisse Securities (USA) LLC	80,081	80,081	—	—

	$83,547	$83,547	$—	$—

Evolved U.S. Technology
Barclays Capital Inc.	$54,939	$54,939	$—	$—
Citigroup Global Markets Inc.	4,419	4,419	—	—
Credit Suisse Securities (USA) LLC	12,885	12,885	—	—
HSBC Bank PLC	50,178	50,178	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,754	12,754	—	—
TD Prime Services LLC	10,532	10,532	—	—

	$145,707	$145,707	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all the iShares ETF Complex in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended July 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Evolved U.S. Consumer Staples	$14
Evolved U.S. Discretionary Spending	117
Evolved U.S. Financials	2
Evolved U.S. Healthcare Staples	92
Evolved U.S. Innovative Healthcare	930
Evolved U.S. Media and Entertainment	569
Evolved U.S. Technology	56

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

58	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended July 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Evolved U.S. Consumer Staples	$504,165	$342,809
Evolved U.S. Discretionary Spending	619,258	630,656
Evolved U.S. Financials	511,341	452,542
Evolved U.S. Healthcare Staples	821,089	633,584
Evolved U.S. Innovative Healthcare	387,085	452,366
Evolved U.S. Media and Entertainment	1,039,129	559,378
Evolved U.S. Technology	508,647	575,359

For the year ended July 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Evolved U.S. Healthcare Staples	$2,705,125	$1,298,450
Evolved U.S. Media and Entertainment	1,337,487	—
Evolved U.S. Technology	10,059,501	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2019, the following permanent differences attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Evolved U.S. Consumer Staples	$14	$(14)
Evolved U.S. Discretionary Spending	465	(465)
Evolved U.S. Healthcare Staples	124,141	(124,141)
Evolved U.S. Technology	235	(235)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/19	Period Ended 07/31/18

Evolved U.S. Consumer Staples
Ordinary income	$135,321	$32,423

Evolved U.S. Discretionary Spending
Ordinary income	$92,875	$18,716

Evolved U.S. Financials
Ordinary income	$100,143	$21,657

Evolved U.S. Healthcare Staples
Ordinary income	$80,138	$11,128

Evolved U.S. Innovative Healthcare
Ordinary income	$100,052	$17,405

Evolved U.S. Media and Entertainment
Ordinary income	$81,138	$11,735

Evolved U.S. Technology
Ordinary income	$74,296	$10,692

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

As of July 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Evolved U.S. Consumer Staples	$15,887	$1,118	$—	$416,347	$433,352
Evolved U.S. Discretionary Spending	10,513	12,576	—	914,463	937,552
Evolved U.S. Financials	9,078	—	(44,341)	68,278	33,015
Evolved U.S. Healthcare Staples	71,622	1,480	—	770,952	844,054
Evolved U.S. Innovative Healthcare	35,335	48,469	—	(53,253)	30,551
Evolved U.S. Media and Entertainment	186,839	16,940	—	524,933	728,712
Evolved U.S. Technology	15,719	12,785	—	1,372,484	1,400,988

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the characterization of corporate actions.

As of July 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Evolved U.S. Consumer Staples	$3,744,192	$665,716	$(249,369)	$416,347
Evolved U.S. Discretionary Spending	5,004,630	1,156,101	(241,638)	914,463
Evolved U.S. Financials	4,898,862	373,162	(304,884)	68,278
Evolved U.S. Healthcare Staples	6,839,942	915,616	(144,664)	770,952
Evolved U.S. Innovative Healthcare	5,184,089	530,768	(584,021)	(53,253)
Evolved U.S. Media and Entertainment	6,616,691	832,789	(307,856)	524,933
Evolved U.S. Technology	15,224,098	1,511,257	(138,773)	1,372,484

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

60	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 07/31/19		Period Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

Evolved U.S. Consumer Staples
Shares sold	—	$—	200,000	$4,923,212
Shares redeemed	—	—	(50,000)	(1,211,775)

Net increase	—	$—	150,000	$3,711,437

Evolved U.S. Discretionary Spending
Shares sold	—	$—	200,000	$4,956,981

Evolved U.S. Financials
Shares sold	—	$—	200,000	$4,938,160

Evolved U.S. Healthcare Staples
Shares sold	100,000	$2,773,961	200,000	$4,960,601
Shares redeemed	(50,000)	(1,338,232)	—	—

Net increase	50,000	$1,435,729	200,000	$4,960,601

Evolved U.S. Innovative Healthcare
Shares sold	—	$—	200,000	$4,918,256

Evolved U.S. Media and Entertainment
Shares sold	50,000	$1,347,171	200,000	$4,979,943

Evolved U.S. Technology
Shares sold	350,000	$10,161,391	200,000	$4,907,809

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

Distributions for the period ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Evolved U.S. Consumer Staples	$32,423
Evolved U.S. Discretionary Spending	18,716
Evolved U.S. Financials	21,657
Evolved U.S. Healthcare Staples	11,128
Evolved U.S. Innovative Healthcare	17,405
Evolved U.S. Media and Entertainment	11,735
Evolved U.S. Technology	10,692

Undistributed net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Evolved U.S. Consumer Staples	$25,529
Evolved U.S. Discretionary Spending	3,903
Evolved U.S. Financials	6,588
Evolved U.S. Healthcare Staples	4,865
Evolved U.S. Innovative Healthcare	4,177
Evolved U.S. Media and Entertainment	6,833
Evolved U.S. Technology	1,866

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares U.S. ETF Trust and

Shareholders of iShares Evolved U.S. Consumer Staples ETF,

iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF,

iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF,

iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF (seven of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2019, the related statements of operations for the year ended July 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended July 31, 2019 and for the period March 21, 2018 (commencement of operations) to July 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of each of their operations for the year ended July 31, 2019, and the changes in each of their net assets and each of their financial highlights for the year ended July 31, 2019 and for the period March 21, 2018 (commencement of operations) to July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 20, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	63

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended July 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Evolved U.S. Consumer Staples	88.96%
Evolved U.S. Discretionary Spending	84.47%
Evolved U.S. Financials	100.00%
Evolved U.S. Healthcare Staples	29.73%
Evolved U.S. Innovative Healthcare	75.09%
Evolved U.S. Media and Entertainment	23.03%
Evolved U.S. Technology	72.58%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2019:

iShares ETF	Qualified Dividend Income
Evolved U.S. Consumer Staples	$104,805
Evolved U.S. Discretionary Spending	85,702
Evolved U.S. Financials	106,056
Evolved U.S. Healthcare Staples	53,616
Evolved U.S. Innovative Healthcare	79,512
Evolved U.S. Media and Entertainment	60,513
Evolved U.S. Technology	66,363

The following distribution amounts are hereby designated for the fiscal year ended July 31, 2019:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Evolved U.S. Consumer Staples	$8,485	$—
Evolved U.S. Discretionary Spending	10,791	—
Evolved U.S. Healthcare Staples	23,251	126
Evolved U.S. Innovative Healthcare	28,999	—
Evolved U.S. Media and Entertainment	26,740	—
Evolved U.S. Technology	15,869	—

64	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares U.S. ETF Trust

iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media And Entertainment ETF, iShares Evolved U.S.Technology ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for each Fund manages its portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with expectations relative to its respective reference benchmark.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory Contract  (continued)

the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategies or investment mandates as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as

66	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Evolved U.S. Consumer Staples(a)	$0.770527	$0.056567	$0.075051	$0.902145	86%	6%	8%		100%
Evolved U.S. Discretionary Spending(a)	0.389684	—	0.074689	0.464373	84	—	16		100
Evolved U.S. Financials(a)	0.497027	—	0.003689	0.500716	99	—	1		100
Evolved U.S. Healthcare Staples(a)	0.354146	—	0.046766	0.400912	88	—	12		100
Evolved U.S. Innovative Healthcare	0.355266	0.144995	—	0.500261	71	29	—		100
Evolved U.S. Media and Entertainment(a)	0.258298	0.133700	0.001342	0.393340	66	34	0	(b)	100
Evolved U.S. Technology(a)	0.274992	—	0.061237	0.336229	82	—	18		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Evolved U.S. Consumer Staples ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.31%
Greater than 0.0% and Less than 0.5%	260	81.51
At NAV	18	5.64
Less than 0.0% and Greater than –0.5%	40	12.54

	319	100.00%

68	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Evolved U.S. Discretionary Spending ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.31%
Greater than 0.0% and Less than 0.5%	148	46.39
At NAV	20	6.27
Less than 0.0% and Greater than –0.5%	149	46.72
Less than –1.0% and Greater than –1.5%	1	0.31

	319	100.00%

iShares Evolved U.S. Financials ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.31%
Greater than 0.0% and Less than 0.5%	200	62.70
At NAV	27	8.46
Less than 0.0% and Greater than –0.5%	91	28.53

	319	100.00%

iShares Evolved U.S. Healthcare Staples ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.31%
Greater than 0.0% and Less than 0.5%	213	66.77
At NAV	22	6.90
Less than 0.0% and Greater than –0.5%	83	26.02

	319	100.00%

iShares Evolved U.S. Innovative Healthcare ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	220	68.96%
At NAV	31	9.72
Less than 0.0% and Greater than –0.5%	68	21.32

	319	100.00%

iShares Evolved U.S. Media and Entertainment ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	184	57.68%
At NAV	25	7.84
Less than 0.0% and Greater than –0.5%	110	34.48

	319	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information  (unaudited) (continued)

iShares Evolved U.S. Technology ETF

Period Covered: March 23, 2018 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.31%
Greater than 0.0% and Less than 0.5%	263	82.45
At NAV	14	4.39
Less than 0.0% and Greater than –0.5%	41	12.85

	319	100.00%

70	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 360 funds as of July 31, 2019. With the exception of Robert S. Kapito, Salim Ramji, Charles Park, Martin Small and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA94105. The address of Mr. Kapito, Mr. Ramji, Mr. Park, Mr. Small and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2011).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2011); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since (2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2011); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (58)	Trustee (since 2011); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares Trust (since 2011).

Officers(a)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (44)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of BlackRock’s U.S. Wealth Advisory Business (since 2019); Head of U.S. iShares (2015-2019); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director of BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2011).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

(a) Effective September 13, 2019, Armando Senra has replaced Martin Small as President and Marybeth Leithead has been appointed as Executive Vice President.

72	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	73

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

74	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-715-0719

Item 2.      Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seven series of the registrant for which the fiscal year-end is July 31, 2019 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $79,800 for the fiscal year ended July 31, 2018 and $88,900 for the fiscal year ended July 31, 2019.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2018 and July 31, 2019 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $26,467 for the fiscal year ended July 31, 2018 and $26,467 for the fiscal year ended July 31, 2019. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2018 and July 31, 2019 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2019 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $26,467 for the fiscal year ended July 31, 2018 and $26,467 for the fiscal year ended July 31, 2019.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.      Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b)   Not applicable.

Item 6.      Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: September 30, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 30, 2019